As filed with the Securities and Exchange Commission on January 26, 2009

Securities Act Registration No. 333-[_____]

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X /

Pre-Effective Amendment No.                        /  /

Post-Effective Amendment No.                       / /

Catalyst Funds

(Exact Name of Registrant as Specified in Charter)

630 Fitzwatertown Rd.

Building A, 2nd Floor

Willow Grove, PA 19090

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:   (631) 549-1859

David F. Ganley

630 Fitzwatertown Rd.

Building A, 2nd Floor

Willow Grove, PA 19090

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio  45202

513-352-6725 (phone)

513-241-4771 (fax)

Title of securities being registered:  Class A and Class I shares of the Catalyst Value Fund, a series of the Registrant.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-21872).

Approximate date of proposed public offering:  It is proposed that this filing will become effective on February 25, 2009 , pursuant to Rule 488 under the Securities Act of 1933.

NORTHERN LIGHTS FUND TRUST

450 Wireless Blvd.

Hauppauge, NY  11788

(631) 470-2600

Special Meeting of Shareholders

to be Held March 27, 2009

February 26, 2009

Dear Shareholder:

On behalf of the Board of Trustees of Northern Lights Fund Trust (the "Trust"), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of the Trust with respect to the Roanoke Small-Cap Growth Fund (the "Fund"), a series of the Trust, to be held on March 27, 2009, at 10:00 a.m. Eastern time at the offices of the Trust, 450 Wireless Blvd., Hauppauge, NY 11788.

At the Special Meeting, you will be asked:

1.

To approve an Agreement and Plan of Reorganization, dated as of January 13, 2009, by and between the Trust, on behalf of the Roanoke Small-Cap Growth Fund, and Catalyst Funds, on behalf of the Catalyst Value Fund, a series of Catalyst Funds (the “Reorganization”); and

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

If the Reorganization is approved by the shareholders, Class R and Class I shareholders will become shareholders of Class A and Class I shares, respectively, of the Catalyst Value Fund on the date of the Reorganization.  The Reorganization is expected to occur on or about March 30, 2009.  The management of the Roanoke Small-Cap Growth Fund believes that the shareholders of the Fund will benefit from potentially lower expenses because economies of scale can be realized more quickly by the Catalyst Value Fund, and will benefit from the advisory services provided by the adviser to the Catalyst Value Fund.

If the Reorganization is not approved by shareholders, the Board of Trustees of the Trust will consider other options, which may include liquidating the Roanoke Small-Cap Growth Fund, holding another shareholders' meeting to request a vote on the same or modified proposal(s) or continuing to operate the Roanoke Small-Cap Growth Fund in its present form for a period of time.  The Reorganization will not proceed without approval of the shareholders.

The Board of Trustees of the Trust recommends that you vote FOR the Proposal.

The details of the proposed Reorganization are set forth in the combined Proxy Statement/Prospectus that accompanies this letter.  We encourage you to read it thoroughly.  In addition, we have included a list of commonly asked questions and answers on the next several pages.  Shareholders may cast their votes according to the instructions provided in the enclosed proxy materials.

Your vote is important to us regardless of the number of shares you own.  In order to conduct the Special Meeting, a majority of shares must be represented in person or by proxy.  Please vote promptly.

If you have any questions on the Reorganization, please call 1-877-824-3406.

Sincerely,

Andrew Rogers

President

QUESTIONS AND ANSWERS RELATING TO THE PROPOSED REORGANIZATION

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, below is a brief overview and discussion of the proposed reorganization, which will require your vote.

Q.

What are shareholders being asked to vote on at the upcoming Special Meeting on March 27, 2009?

A.

You are being asked to approve the proposed reorganization (the “Reorganization”) of the Roanoke Small-Cap Growth Fund into the Catalyst Value Fund, a series of Catalyst Funds.  If the Reorganization is approved by the shareholders, Class R and Class I shareholders will become shareholders of Class A and Class I shares, respectively, of the Catalyst Value Fund on the date of the Reorganization.

Q.

Why has the Reorganization been proposed?

A.

The investment adviser to the Roanoke Small-Cap Growth Fund has informed the Board of Trustees that it does not want to continue to manage the Fund nor provide an expense cap to the Fund beyond its current contractual obligation.  Additionally, there are potential benefits for the shareholders such as economies of scale created by potential asset growth.  The Reorganization has been structured with the intention that it will qualify, for federal income tax purposes, as a tax-free reorganization.

Q.

How do the investment objectives and principal investment strategies of the Roanoke Small-Cap Growth Fund and the Catalyst Value Fund compare?

A.

The investment objective of each Fund is similar.  The Roanoke Small-Cap Growth Fund's investment objective is to seek capital appreciation through investment in a portfolio of primarily small capitalization companies.  The Catalyst Value Fund's investment objective is to achieve long-term capital appreciation.  The principal investment strategies of both Funds are similar.  Both Fund's invest primarily in equity securities.  However, the Funds differ with respect to the size of the companies in which they invest and with respect to the selection criteria used by each Fund's investment adviser.  These and other differences are discussed more fully in the combined Proxy Statement/Prospectus accompanying this question and answer summary.

Q.

Will there be any changes in the portfolio managers following the proposed Reorganization?

A.

Yes.  David Miller of Catalyst Capital Advisors LLC is the portfolio manager for the Catalyst Value Fund, and will continue as portfolio manager after the Reorganization.  Edwin G. Vroom and Adele S. Weisman of Roanoke Asset Management Corp are co-portfolio managers of the Roanoke Small-Cap Growth Fund but will not have any role in the management of the Catalyst Value Fund.

Q.

What will happen to my existing shares?

A.

If the Reorganization is approved, you will become a shareholder of the Catalyst Value Fund on the date of the Reorganization.  Your Class R shares and Class I shares of the Roanoke Small-Cap Growth Fund will be exchanged for Class A shares and Class I shares, respectively, of the Catalyst Value Fund.  The new shares you receive will have the same total value as your current shares immediately prior to the Reorganization so that the value of your investment will remain exactly the same.

Q.

Will I incur any transaction costs as a result of the Reorganization?

A.

No.  Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

Q.

Who will pay for the expenses of the Reorganization?

A.

The expenses of the Reorganization, including proxy solicitation and shareholder meeting costs, legal expenses, printing, packaging and postage, will be paid by Catalyst Capital Advisors LLC, the investment advisor to the Catalyst Value Fund and by Roanoke Asset Management Corp, the investment adviser to the Roanoke Small-Cap Growth Fund.

Q.

Will the Reorganization create a taxable event for me?

A.

No.  The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Q.

What are the investment minimums for the Class A and Class I shares of the Catalyst Value Fund?

A.

Class A and Class I shares of the Catalyst Value Fund have an initial investment minimum of $1,000 and $250,000 respectively.  However, existing Roanoke Small-Cap Growth Fund shareholders who receive shares as part of the Reorganization will be exempted from the investment minimums.  Please note that if you subsequently close your account, you will need to satisfy the applicable investment minimums if you decide to purchase Class A or Class I shares of the Catalyst Value Fund at a later date.

Q.

What is the timetable for the Reorganization?

A.

If approved by shareholders at the Special Meeting, the Reorganization is expected to occur on or about March 30, 2009.

Q.

What happens if the Reorganization is not approved?

A.

If shareholders of the Roanoke Small-Cap Growth Fund do not approve the Reorganization, the Northern Lights Fund Trust Board of Trustees will consider other possible courses of action in the best interests of shareholders, which may include liquidating the Roanoke Small-Cap Growth Fund, holding another shareholders' meeting requesting a vote on the same or modified proposal(s), or continuing to operate the Roanoke Small-Cap Growth Fund in its present form for a period of time.  The Reorganization will not proceed until such time as the Reorganization is approved by Roanoke Small-Cap Growth Fund shareholders.

Q.

Has the Northern Lights Fund Trust Board of Trustees approved the Reorganization?

A.

Yes.  The Northern Lights Fund Trust Board of Trustees has determined that the Reorganization is in the Roanoke Small-Cap Growth Fund shareholders' best interests and recommends that you vote in favor of the Reorganization.

Q.

What will happen if there are not enough votes to approve the Reorganization?

A.

It is important that we receive your signed proxy card to ensure that there is a quorum for the Special Meeting.  If we do not receive your vote after several days, you may be contacted by officers of Catalyst Funds, employees of Catalyst Capital Advisors LLC, Roanoke Asset Management Corp, Gemini Fund Services, LLC, Matrix Capital Group, Inc. or the [Altman Group, Inc.], who will remind you to vote your shares and help you return your proxy.

Q.

How do I sign the proxy card?

A.

INDIVIDUAL ACCOUNTS: Shareholders should sign exactly as their names appear on the account registration shown on the card.

JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown on the account registration shown on the card.

ALL OTHER ACCOUNTS: The person signing must indicate his or her capacity.  This can be shown in the form of the account registration itself or by the individual executing the proxy card.

For example, a trustee for a trust should include his or her title when he or she signs, such as "Jane Doe, Trustee"; or an authorized officer of a company should indicate his or her position with the company, such as "John Smith, President."

Q.

Who should I call with questions about this proxy?

A.

If you have any questions regarding this proxy, please contact the Northern Lights Fund Trust by calling toll-free 1-877-824-3406.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD PROMPTLY.  YOUR VOTE IS VERY IMPORTANT!

NORTHERN LIGHTS FUND TRUST

450 Wireless Blvd.

Hauppauge, NY  11788

(631) 470-2600

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

to be held on March 27, 2009

Notice is hereby given that a Special Meeting of shareholders (the "Special Meeting") of Northern Lights Fund Trust (the "Trust") with respect to the Roanoke Small-Cap Growth Fund (the "Fund"), a series of the Trust, will be held at 10:00 a.m. Eastern time, on March 27, 2009 at the offices of the Trust, 450 Wireless Blvd., Hauppauge, NY 11788, for the purpose of considering the proposals set forth below:

1.

To approve an Agreement and Plan of Reorganization, dated as of January 13, 2009, by and between the Trust, on behalf of the Roanoke Small-Cap Growth Fund, and Catalyst Funds, on behalf of the Catalyst Value Fund, a series of Catalyst Funds (the “Reorganization”); and

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

Your attention is directed to the accompanying Proxy Statement/Prospectus for further information regarding the Special Meeting and the proposals above.  You may vote at the Special Meeting (or any adjournments thereof) if you are the record owner of shares of the Roanoke Small-Cap Growth Fund as of the close of business on January 30, 2009.  If you attend the Special Meeting, you may vote your shares in person.  Even if you do not attend the Special Meeting, you may authorize your proxy by following the instructions on the voting instruction card for authorizing your proxy on the internet or by touch-tone telephone, or by simply completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided.

Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact the Trust for additional information by calling toll-free 1-877-824-3406.

By Order of the Board of Trustees,

Emile R. Molineaux, Esq.

Secretary

February 26, 2009

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.  SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET.  INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD.  IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Trust in validating your vote if you fail to sign your proxy card properly.

1.

Individual Accounts:  Sign your name exactly as it appears in the registration on the proxy card.

2.

Joint Accounts:  Each party must sign the proxy card.  Each party should sign exactly as shown in the registration on the proxy card.

3.

All Other Accounts:  The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration

Valid Signature

Corporate Accounts

(1)

ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .

ABC Corp.

(2)

ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .

 John Doe, Treasurer

(3)

ABC Corp.
c/o John Doe, Treasurer . . . . . . . . . . . . . . . .

John Doe

(4)

ABC Corp. Profit Sharing Plan . . . . . . . . . .

John Doe, Trustee

Trust Accounts

(1)

ABC Trust . . . . . . . . . . . . . . . . . . . . . . . . . .

Jane B. Doe, Trustee

(2)

Jane B. Doe, Trustee
u/t/d 12/28/78 . . . . . . . . . . . . . . . . . . . . . . . .

Jane B. Doe

Custodial or Estate Accounts

(1)

John B. Smith, Cust.
f/b/o John B. Smith, Jr. UGMA . . . . . . . . . .

John B. Smith

(2)

Estate of John B. Smith . . . . . . . . . . . . . . . .

John B. Smith, Jr., Executor

PROXY STATEMENT/PROSPECTUS

Dated February 25, 2009

Relating to the acquisition of the assets and the assumption of the liabilities of

Class R and Class I shares of

ROANOKE SMALL-CAP GROWTH FUND

a series of

NORTHERN LIGHTS FUND TRUST

450 Wireless Blvd.

Hauppauge, NY  11788

(631) 470-2600

by and in exchange for Class A and Class I shares of

CATALYST VALUE FUND

a series of

CATALYST FUNDS

630 Fitzwatertown Rd.

Building A, 2nd Floor

Willow Grove, PA 19090

(631) 549-1859

This Proxy Statement/Prospectus constitutes the proxy statement of Roanoke Small-Cap Growth Fund for the Special Meeting of shareholders (the "Special Meeting") and is expected to be sent to shareholders on or about February 26, 2009.

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees ("Trustees" or "Board") of Northern Lights Fund Trust (the "Trust") in connection with a Special Meeting of shareholders of the Roanoke Small-Cap Growth Fund (the "Fund" or "Roanoke Fund"), a series of the Trust, to be held on March 27, 2009 at 10:00 a.m. Eastern time at the offices of the Trust, 450 Wireless Blvd., Hauppauge, NY 11788.  At the Special Meeting, shareholders of the Roanoke Small-Cap Growth Fund will be asked to consider and approve the following proposals:

Proposals

1.

To approve an Agreement and Plan of Reorganization, dated as of January 13, 2009, by and between the Trust, on behalf of the Roanoke Fund, and Catalyst Funds, on behalf of the Catalyst Value Fund, a series of Catalyst Funds (the “Reorganization”); and

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

A copy of the Agreement and Plan of Reorganization is attached as Exhibit A.

The Agreement and Plan of Reorganization provides that the Roanoke Fund will transfer all of its assets and liabilities, on a class equivalent basis, to the Catalyst Value Fund (the "Fund" or "Catalyst Fund").  In exchange for the transfer of these assets and liabilities, the Catalyst Fund will simultaneously issue Class A and Class I shares to the Roanoke Fund in an amount equal in value to the net asset value of the Roanoke Fund's Class R and Class I shares, respectively, as of the close of business on the business day preceding the foregoing transfer.  These transfers are expected to occur on or about March 30, 2009 (the "Closing Date").

Immediately after the transfer of the Roanoke Fund's assets and liabilities, the Fund will make a liquidating distribution to its shareholders of the Catalyst Fund Class A and Class I shares received, so that a holder of shares in the Roanoke Fund at the Closing Date will receive a number of shares of the Catalyst Fund with the same aggregate value as the shareholder had in the Roanoke Fund immediately before the Reorganization.  Thus, at the Closing Date, shareholders of the Roanoke Fund will become shareholders of the Catalyst Fund.  If shareholders of the Roanoke Fund do not vote to approve the Reorganization, the Board will consider other possible courses of action in the best interests of shareholders, but the Reorganization will not proceed until such time as the Reorganization is approved by shareholders of the Roanoke Fund.

The Trust and the Catalyst Funds are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act").  Roanoke Asset Management Corp (“Roanoke Adviser”) is the investment adviser to the Roanoke Fund, and Catalyst Capital Advisors LLC (“Catalyst Advisor”) is the investment adviser to the Catalyst Fund.  Gemini Fund Services, LLC is the transfer, administrative and fund accounting agent for the Roanoke Fund and the Matrix Fund Services, a division of Matrix Capital Group, Inc., is the transfer, administrative and fund accounting agent for the Catalyst Fund.  Bank of New York is the custodian for the Roanoke Fund and The Huntington National Bank is the custodian for the Catalyst Fund.  Northern Lights Distributors, LLC is the distributor of the Roanoke Fund and Matrix Capital Group, Inc. is the distributor for the Catalyst Fund.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the Roanoke Fund should know before voting on the Reorganization and should be retained for future reference.  A Statement of Additional Information ("SAI") that relates to this Proxy Statement/Prospectus and that contains additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (That means that the SAI is legally considered to be part of this Proxy Statement/Prospectus).  A copy of the SAI can be obtained without charge by calling toll-free 1-866-447-4228.  This document is also available on the SEC's website at www.sec.gov.

Certain additional relevant documents listed below, which also have been filed with the SEC, are incorporated in whole or in part by reference.  A Prospectus and Statement of Additional Information for the Roanoke Fund dated August 1, 2008, and including certain financial information about the Roanoke Fund, have been filed with the SEC and are incorporated in their entirety into this Proxy Statement/Prospectus.  A copy of the Prospectus and Statement of Additional Information can be obtained without charge by calling toll-free 1-877-824-3406 or by writing to Roanoke Fund, c/o Gemini Fund Services, Inc., 4020 South 147th Street, Omaha, Nebraska 68137.  These documents are also available on the SEC's website at www.sec.gov.  A Prospectus and Statement of Additional Information for Class A shares of the Catalyst Fund dated November 3, 2008, and including certain financial information about the Catalyst Fund, have been filed with the SEC.  The Statement of Additional Information is incorporated in its entirety into this Proxy Statement/Prospectus.  A copy of the Prospectus and Statement of Additional Information can be obtained without charge by calling toll-free 1-866-447-4228  These documents are also available on the SEC's website at www.sec.gov.  The Catalyst Fund has filed a registration statement with the SEC to register Class I shares.  The registration statement has not yet been declared effective.  Catalyst Fund Class I shares will commence operations upon the date of the Reorganization.

The Annual Report for the Northern Lights Fund Trust relating to the Roanoke Fund for the fiscal year ended March 31, 2008 and the Semi-Annual Report for the period ended September 30, 2008, are hereby incorporated in their entirety into this Proxy Statement/Prospectus.  The annual and semi-annual reports can be obtained without charge by calling toll-free 1-(877) 824-3406 or by writing to Roanoke Fund, c/o Gemini Fund Services, Inc., 4020 South 147th Street, Omaha, Nebraska 68137. These reports are also available on the SEC's website at www.sec.gov.  The Annual Report for the Catalyst Funds relating to the Catalyst Fund Class A shares for the fiscal year ended June 30, 2008 is hereby incorporated in its entirety into this Proxy Statement/Prospectus.  The annual report can be obtained without charge by calling toll-free 1-866-447-4228. This report is also available on the SEC's website at www.sec.gov.  Catalyst Fund Class I shares have not yet commenced operations and, therefore, have produced no shareholder reports as of the date of the Proxy Statement/Prospectus.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SYNOPSIS
The Reorganization
The Funds
Fees and Expenses
Investment Objectives and Principal Investment Strategies
Investment Restrictions
Fund Performance
The Funds' Purchase, Exchange, and Redemption Procedures
PRINCIPAL RISKS
FUND MANAGEMENT
INFORMATION RELATING TO THE REORGANIZATION
Description of the Reorganization
Costs of the Reorganization
Interest of Certain Persons in the Reorganization and Related Agreement
Federal Income Taxes
Capitalization
REASONS FOR THE REORGANIZATION
SHAREHOLDER RIGHTS
INFORMATION ABOUT NORTHERN LIGHTS FUND TRUST AND CATALYST FUNDS
VOTING MATTERS
OTHER BUSINESS
SHAREHOLDER INQUIRIES
EXHIBIT A- AGREEMENT AND PLAN OF REORGANIZATION
EXHIBIT B - FINANCIAL HIGHLIGHTS

SYNOPSIS

This Synopsis is designed to describe the proposed Reorganization and the Agreement and Plan of Reorganization ("Reorganization Agreement"), and to allow you to compare the current fees, investment objectives, policies and restrictions, distribution, purchase, exchange and redemption procedures of the Roanoke Fund with those of the Catalyst Fund (each a "Fund" or together the "Funds").  This Synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus.  Shareholders should read this entire Proxy Statement/Prospectus carefully.  The Synopsis is qualified in its entirety by reference to the Prospectus for each of the Roanoke Fund and the Catalyst Fund.  For more complete information, please read the Prospectus for the Roanoke Fund and the Prospectus for the Catalyst Fund.

The Reorganization

Pursuant to the Reorganization Agreement, the Roanoke Fund will transfer all of its assets and liabilities to the Catalyst Fund in exchange solely for shares of the Catalyst Fund.  The Roanoke Fund will then distribute the Catalyst Fund shares that it receives to its shareholders in complete liquidation.  The result of the Reorganization will be that shareholders of the Roanoke Fund will become shareholders of the Catalyst Fund.  No front-end sales charges or contingent deferred sales charges will be imposed in connection with the Reorganization.  If shareholders of the Roanoke Fund do not vote to approve the Reorganization, the Board will consider other possible courses of action in the best interests of shareholders, but the Reorganization will not proceed until such time as the Reorganization is approved by shareholders of the Roanoke Fund.

The Reorganization, if approved by shareholders, is scheduled to be effective upon the close of business on the Closing Date. As a result of the Reorganization, each shareholder of the Roanoke Fund will become the owner of the number of full and fractional shares of the Catalyst Fund having an aggregate net asset value ("NAV") equal to the aggregate NAV of the shareholder's Roanoke Fund shares as of the close of business on the Closing Date. The Roanoke Fund offers Class R and Class I shares. In the Reorganization, shareholders of the Roanoke Fund will receive Class A and Class I shares, respectively, of the Catalyst Fund.  See "Information Relating to the Reorganization," below.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  See "Information Relating to the Reorganization – Federal Income Taxes," below.

In considering whether to approve the Reorganization, you should note that:

•

For a more complete discussion of these factors, see "Comparison of Investment Objectives and Principal Investment Strategies" and "Principal Risks" below.

•

The Funds have similar, but not identical, investment objectives, principal investment strategies and principal risks.

•

The management fee of the Catalyst Fund is 0.25% higher than the management fee of the Roanoke Fund.  However, Catalyst Advisor has agreed to waive fees and reimburse expenses, excluding extraordinary expenses, 12b-1 fees, non-recurring and acquired fund fees and expenses through June 30, 2010 to keep operating expenses at 1.30% for Class I and Class A shares.  After allowing for the exclusion of 12b-1 fees from the Catalyst Fund waiver and reimbursement agreement, the net expenses of Class A shares of the Catalyst Fund would be the same as Class R shares of the Roanoke Fund.  However, even after the effect of waivers and reimbursements, the net expenses of Class I shares of the Catalyst Fund would be higher than Class I shares of the Roanoke Fund.

•

Catalyst Advisor and Roanoke Adviser, and not the Funds, will pay all of the expenses of the Reorganization.

•

Catalyst assesses a 5.75% sales charge on Class A shares, while Roanoke Class R shares are sold without a sales charge.  However, the Catalyst Class A sales charge is waived for shareholders of the Roanoke Fund who receive Class A shares pursuant to the Reorganization.  But, if such shareholders subsequently sell all their Roanoke Class A shares and then later wish to purchase Roanoke Class A shares, they would be subject to the sales charge.

•

Roanoke Fund shareholders are not expected to recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.  Nevertheless, the sale of securities by the Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.

•

The Reorganization will not result in a dilution of the economic interests of the Roanoke Fund shareholders because Roanoke Fund shareholders will receive Catalyst Fund shares with the same aggregate value as their Roanoke Fund shares.

Approval of the Reorganization will require the affirmative vote of the holders of the outstanding shares of the Roanoke Fund.  For additional information, see "Voting Matters," below.

For the reasons described above, as further set forth below and in "Reasons for the Reorganization," the Board, including all of its Trustees who are not "interested persons" as that term is defined under the 1940 Act ("Independent Trustees"), has concluded that the Reorganization is in the best interests of the Roanoke Fund shareholders.

THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION.

The Fund

Business of the Funds.  The Trust is an open-end management investment company organized as a Delaware statutory trust on January 19, 2005.  The Trust offers redeemable shares in different series of investment portfolios.  The Roanoke Fund is a series of the Trust. The Roanoke Fund offers two classes of shares: Class R and Class I.  Catalyst Funds is an open-end management investment company organized as an Ohio statutory trust on February 27, 2006.  Catalyst Funds offers redeemable shares in different series of investment portfolios.  The Catalyst Fund is a series of Catalyst Funds.  The Catalyst Fund offers three classes of shares: Class A, Class C and Class I.  Class C shares are not part of the proposed Reorganization.

Fees and Expenses

If the Reorganization is approved by shareholders, you, as a shareholder of the Catalyst Fund, will pay the ongoing fees and expenses of the Catalyst Fund.  The following tables compare the current fees and expenses of the Roanoke Fund with those of the Catalyst Fund before and after the Reorganization.  Because the Class I shares of the Catalyst Value are not operational as of the date of this Proxy Statement/Prospectus, the fees shown for the Class I shares of the Catalyst Value are based, in part, on estimates.

Expenses of the Roanoke Fund are as of March 31, 2008 and expenses of the Catalyst Fund are as of June 30, 2008.  Pro forma fees and expenses, which are as of the effective date of the Proxy Statement/Prospectus, show estimated fees and expenses of the Catalyst Fund Class I shares after giving effect to the proposed Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

It is important to note that if the Reorganization is implemented, shareholders of the Roanoke Fund will be subject to the actual fees and expenses of shares of the Catalyst Fund, which may not be the same as the pro forma fees and expenses.

Comparison of Shareholder Fees

	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	Redemption Fee
Roanoke Fund Class R shares	None	None	None	2.00%[1]
Catalyst Fund Class A shares	5.75%[2]	1.00%[2]	None	None[3]

Roanoke Fund Class I shares	None	None	None	2.00%[1]
Catalyst Fund Class I shares	None	None	None	None[3]

Comparison of Annual Operating Expenses

(as a percentage of average net assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses	Fee Waiver and/ or Expense Reimbursement	Net Fund Operating Expenses
Roanoke Fund Class R shares	1.00%	0.25%	0.67%	0.00%	1.92%	(0.37)%[4]	1.55%
Catalyst Fund Class A shares	1.25%	0.25%	4.68%	0.01%[5]	6.19%	(4.63)%[6]	1.56%[6]
Catalyst Fund Class A shares (Pro forma)	1.25%	0.25%	1.04%	0.01%[5]	2.55%	(0.99)%[6]	1.56%[6]

Roanoke Fund Class I shares	1.00%	0.00%	0.52%	0.00%	1.52%	(0.52)%[4]	1.00%
Catalyst Fund Class I shares (Pro forma)	1.25%	0.00%	1.04%	0.01%[5]	2.30%	(0.99)%[6]	1.31%[6]

1 The Fund charges a fee of 2.00% on redemptions of shares held for less than 15 days.  A redemption fee will not apply to shares involuntarily redeemed.  You will be charged a $15.00 fee for wire redemptions and you will be assessed fees for returned checks.

2 Sales loads are waived for shares received pursuant to the Reorganization and will be waived for any subsequent purchases by Roanoke Fund shareholders who receive Catalyst Fund shares pursuant to the Reorganization.

3 A $15 fee may be charged for redemptions made by wire.

4 Roanoke Adviser has agreed contractually to waive its management fees and/or to make payments to limit Roanoke Fund expenses, other than extraordinary, non-recurring and acquired fund fees and expenses, at least until July 31, 2010 such that the total annual operating expenses of the Fund’s Class R and Class I shares will not exceed 1.55% and 1.00%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and approved by the Board of Trustees.

5 The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Proxy Statement/Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

6 Pursuant to the Reorganization, Catalyst Advisor has agreed contractually to waive its management fees and/or to make payments to limit Catalyst Fund expenses (other than extraordinary, 12b-1 fees, non-recurring and acquired fund fees and expenses) thru June 30, 2010 following the Reorganization such that the total annual operating expenses of the Fund’s Class A and Class I shares will not exceed 1.30%, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and approved by the Board of Trustees. The addition of excluded expenses for Class A shares (such as 12b-1 fees) will result in higher expenses for Class A shares.

Examples

These Examples are intended to help you compare the cost of investing in the Roanoke Fund with the cost of investing in the Catalyst Fund, assuming the Reorganization is approved.  The Examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

Roanoke Fund	1 Year	3 Years[1]	5 Years[1]	10 Years[1]
Class R shares	$158	$567	$1,002	$2,213
Class I shares	$102	$429	$780	$1,768
Catalyst Fund	1 Year	3 Years[1]	5 Years[1]	10 Years[1]
Class A shares	$159	$1,424	$2,660	$5,622
Class A shares (Pro forma)	$159	$699	$1,267	$2,811
Class I shares (Pro forma)	$133	$623	$1,140	$2,559

1Assumes each Fund's operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and the Fund's operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed after the initial one-year period.

The Examples above should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown.

Summary of Differences in Fees and Expenses

Management Fees.  The management fee of the Roanoke Fund, 1.00%, is 0.25% lower than the Catalyst Fund's management fee of 1.25%.

Distribution and Service Fees.  The Roanoke Fund and the Catalyst Fund each have adopted a compensation style distribution plan pursuant to Rule 12b-1 under the 1940 Act that provide for equal 12b-1 fees for at least one year following the Reorganization (each a "12b-1 Plan" or "Plan").

Under its 12b-1 Plan, the Roanoke Fund, pays the Fund's distributor, Northern Lights Distributors, LLC, an annual fee of up to 0.25% of Class R shares' average daily net assets.  The Plan allows the Class R shares of the Fund to use part of its assets for the sale and distribution of shares, including advertising, marketing and other promotional activities.  The Plan also allows the Class R shares of the fund to pay for certain shareholder services provided to shareholders or other service providers that have entered into agreements with the Distributor to provide these services.

The Catalyst Fund pays the Fund's investment advisor, Catalyst Advisor, annual fee ("12b-1 Fee") of up to 0.50% of the average daily net assets of the Fund’s Class A Shares.  However, the Plan is currently limited to paying 0.25% and will maintain this limit for at least 12 months following the Closing Date of the Reorganization.  Catalyst Advisor may use this 12b-1 Fee to pay broker-dealers, including the Fund's distributor, Matrix Capital Group, Inc., and affiliates of the distributor; advisers, banks, and savings and loan institutions and their affiliates; and associated broker-dealers that have entered into Service Agreements with the distributor (each a “Service Organization”) an annual fee of up to 0.25% of the average daily net assets of all shares of the Fund owned by Class A shareholders with whom the Service Organization has a servicing relationship. To the extent any of the 12b-1 Fee is not paid to Service Organizations as a service fee, Catalyst Advisor may use such fee for other expenses of distribution of Fund shares.

Other Expenses.  Other Expenses for the Roanoke Fund (0.67% for Class R and 0.52% for Class I shares) are lower than the historic and estimated Other Expenses of the Catalyst Fund (4.68% historically for Class A shares and 1.04% estimated for Class A shares and 1.04% estimated for Class I shares).

Annual Fund Operating Fees.  After applicable waivers and expense reimbursements, the Net Fund Operating Expenses of the Roanoke Fund shares currently are 1.55% and 1.00% for Class R and Class I shares, respectively. After applicable waivers and expense reimbursements, the Net Fund Operating Expenses of the Catalyst Fund shares currently are 1.56% for Class A and are estimated to be 1.31% for Class I shares.  These expense ratios are 0.01% and 0.31% higher, respectively, than those of the Roanoke Fund.  The difference is attributable to the Catalyst Fund's investment in other investment companies for both classes of shares and to a higher expense cap for Class I shares.  Class I share expenses are based upon pro forma estimates.  The expense limitation agreement with respect to both Funds may be modified or terminated only with the approval of each Fund's Board of Trustees.

Investment Objectives and Principal Investment Strategies

This section describes the investment objectives and principal investment strategies of each Fund, which are similar but not identical.  Please be aware that this is only a brief discussion.  More complete information may be found in each Fund's Prospectus.

Investment Objective.

Roanoke Fund: The Fund seeks capital appreciation through investment in a portfolio of primarily small capitalization companies.

Catalyst Fund: The Fund's primary goal is to achieve long-term capital appreciation.

Differences. While each Fund seeks to provide capital appreciation, the Catalyst Fund further specifies that it seeks long-term capital appreciation.  Long-term appreciation, for federal tax purposes, is taxed at the long-term capital gains rate, which is lower than the short-term capital gains rate.  Additionally, the Roanoke Fund seeks its investment objective by focusing primarily on small-cap issuers.  While the Catalyst Fund may invest in companies of any size, a significant percentage of its assets may be invested in small-cap issuers.

Principal Investment Strategies.

Roanoke Fund: Generally, the Fund will seek to invest in equity securities issued by companies with investment characteristics such as accelerating rates of revenue and earnings growth, market dominance or a strong defensible market niche, unit growth coupled with stable or rising profit margins, a sound balance sheet and skilled management with an ownership stake.  Growth criteria will be measured based upon the year-over-year increase in revenue and operating income. Generally, a company's record is assessed over multiple years, if possible.  The Fund is designed for investors seeking the opportunity for long-term capital appreciation who can accept above-average market risk and little or no current income.  Under normal market conditions, at least 80% of the value of the Fund’s net assets plus amounts of any borrowings for investment purposes will normally be invested in smaller-sized companies whose outstanding shares have an aggregate market value of $2 billion or less at the time of purchase.  The Fund’s 80% investment policy may not be changed without 60 days written notice to shareholders.  The Fund is not required to dispose of securities that appreciate above this market capitalization level.  An investment will be sold when the fundamental prospects for the investment deteriorate.  All or a portion of an investment also may be sold when the investment position exceeds certain thresholds set by Roanoke Adviser.

It is the investment adviser’s view that small companies are generally expected to show growth over time that is above the growth rate of the overall economy and that of large established companies.  The Fund also may invest in companies presenting special situations when the investment adviser believes that the companies offer a strong potential for capital appreciation due to the market underestimation of earnings potential, changes in management or other similar opportunities.  The Fund is a non-diversified fund, which means that it is permitted to invest all of its assets in a limited number of companies.

Catalyst Fund: The portfolio manager invests the assets of the Fund using a quantitative methodology that ranks stocks based on the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a portfolio of profitable companies with relatively low P/E ratios.  The portfolio manager subsequently removes a stock from the portfolio when he believes it is unlikely that the stock can continue to generate a similar return on invested capital in the future.

The Fund seeks to invest in companies with the potential to earn high returns on invested capital while still generating a strong earnings yield.  The Fund will invest primarily in common stocks of domestic issuers. The Fund currently considers companies of any market capitalization but has a concentration in smaller capitalization stocks.

Differences.  While the strategies of both Funds focus on equity securities, the Roanoke Fund focuses on companies with capitalizations less than $2 billion, and the Catalyst Fund does not expressly restrict or focus investment by size.  Additionally, the stock selection criteria employed by each Fund's investment adviser are different.  The investment adviser to the Roanoke Fund selects investments, in part, by focusing on companies with accelerating rates of revenue and earnings growth, among other factors.  This investment strategy is commonly referred to as a "growth" style of investing.  The investment advisor to the Catalyst Fund selects investments, in part, by ranking companies' return on capital and earnings yield.  This investment strategy is commonly known as "value" investing.  Growth and value investment styles may produce investment portfolios with differing securities and differing rates of return.  However, there can be no assurance that the historical differences, if any, in rates of total return between the two styles will persist.

For a discussion of the risks of investing in the Roanoke Fund and the Catalyst Fund, please see PRINCIPAL RISKS in this Proxy Statement/Prospectus.

Investment Restrictions

This section will help you understand the fundamental and non-fundamental investment restrictions and policies of the Roanoke Fund and the Catalyst Fund, which are similar but not identical.

Fundamental Investment Restrictions.

Each Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of a Fund which means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money

Roanoke Fund:  The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and then only from a bank in an amount not to exceed 33-1/3% of the market value of its assets, or from other persons in an amount not to exceed 5% of the market value of the assets.

Catalyst Fund:  The Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Comparison: Each Fund's borrowing policy is the same.

2. Issuing Senior Securities

Roanoke Fund:  The Fund may not issue senior securities as defined in the 1940 Act, except that the Fund may borrow money in accordance with limitation (1).

Catalyst Fund:  The Fund may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Comparison: Each Fund's senior security policy is the same.

3. Underwriting

Roanoke Fund:  The Fund may not act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

Catalyst Fund:  The Fund may not engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

Comparison: Each Fund's underwriting policy is substantially similar.

4. Concentration

Roanoke Fund:  The Fund may not invest 25% or more of the value of its total assets in the securities of issuers in any particular industry; except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations.

Catalyst Fund:  The Fund may not invest 25% or more of its total assets in a particular industry or group of industries other than other investment companies. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Comparison: Each Fund's concentration policy is substantially similar, although the Catalyst Fund explains that it can concentrate in other investment companies.

5. Investing in Real Estate

Roanoke Fund:  The Fund may not purchase, sell or otherwise invest in real estate or commodities or commodity contracts except the Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts.

Catalyst Fund:  The Fund may not purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities

Comparison: Each Fund's real estate policy is substantially similar, although the Catalyst Fund expressly reserves a right to sell real estate indirectly acquired as a result of the Fund ownership of securities.

6. Investing in Commodities

Roanoke Fund:  The Fund may not purchase, sell or otherwise invest in real estate or commodities or commodity contracts except the Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts.

Catalyst Fund:  The Fund may not purchase physical commodities or contracts relating to physical commodities

Comparison: Each Fund's commodity policy is substantially similar, although the Roanoke Fund expresses its real estate and commodity investing policy as a combined policy while the Catalyst Fund expresses its real estate and commodity policies separately.  Additionally, the Catalyst Fund is silent as to interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts.

7. Making Loans

Roanoke Fund:  The Fund may not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Catalyst Fund:  The Fund may not make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

Comparison: Each of the Fund's loan policy is substantially similar.

8. Buying on Margin

Roanoke Fund:  The Fund may not purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options, financial futures transactions, short sales, and other permitted investment techniques.

Catalyst Fund:  The Fund has no stated margin policy.

Comparison: Each of the Fund's loan policy is, in effect, substantially similar because the policy adopted by the Roanoke Fund is consistent with the 1940 Act, and the Catalyst Fund must comply with the 1940 Act regardless of whether there is a stated margin policy.

Non-Fundamental Investment Restrictions.

Roanoke Fund

The Roanoke Fund has not adopted non-fundamental policies.

Catalyst Fund

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the Fund:

(a) The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.  Rule 144A securities with registration rights are not considered to be illiquid;

(b) The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving futures contracts, and other permitted investments and techniques;

(c) The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with permitted borrowings.  The Fund will not mortgage, pledge or hypothecate more than 1/3 of its assets as collateral for such borrowing, and immediately after such borrowing the Fund shall maintain asset coverage of 300% of all borrowing.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation; and

(d) The Fund will not purchase any security while borrowings (including reverse repurchase transactions) representing more than one third of its total assets are outstanding.

Comparison: The Roanoke Fund does not expressly state non-fundamental policies, however the practical effect of this difference between the Funds may be immaterial because the Catalyst Fund's non-fundamental policies reflect the statutory and regulatory restrictions that govern both Funds.

Fund Performance

The following information shows the past performance of the Roanoke Fund and the Catalyst Fund.  The Bar Charts and Average Annual Return Tables show the variability of the returns of both Funds, which is one indicator of the risks of investing in each Fund.

Roanoke Fund

Bar Chart

The bar chart shows changes in the Fund’s total return from year to year for Class R shares; those for Class I shares will vary.  The performance table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.  After-tax returns are shown only for Class R shares; those for Class I shares will vary.  The past performance (before and after taxes), however, does not necessarily reflect how the Fund will perform in the future.

The Fund was reorganized on August 1, 2007 from a series of Hallmark Equity Series Trust, a Delaware statutory trust (the “Predecessor Fund”) to a series of Northern Lights Fund Trust, also a Delaware statutory trust.  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund.

Annual Total Returns For Calendar Years Ended December 31

Best Quarter:	December 31, 1999	50.38%
Worst Quarter:	December 31, 2008	-33.91%

Performance Tables

This table shows the Roanoke Fund's average annual total returns and after-tax returns over the past one, five years and ten years.  The table includes the effects of Fund expenses and is intended to provide you with some indication of the risks of investing in the Fund by comparing the Fund’s performance with an appropriate widely recognized securities index that is described in a footnote to the table.  The figures assume reinvestment of all dividends and distributions.  An index does not reflect fees or expenses.  It is not possible to invest directly in an index.  Past performance, before and after taxes, is not an indication of future results.

Average Annual Total Returns as of December 31, 2008

Roanoke Fund	1 Year	5 Years	10 Years
Class I	-53.96%	-8.16%	2.16%*
Class R Return Before Taxes	-54.23%	-8.52%	2.09%**
Class R Return After Taxes on Distributions	-54.23%	-8.52%	1.95%**
Class R Return After Taxes on Distributions and Sale of Fund Shares	-35.25%	-7.03%	1.83%**
Russell 2000 Index***(reflects no deduction for fees, expenses or taxes)	-38.54%	-2.35%	-0.76%

*The Predecessor Fund’s Class I shares commenced operation on October 1, 1998.

**The Predecessor Fund’s Class R shares commenced operation on November 14, 1994.

***The Russell 2000® Growth Index (“Russell 2000”) measures the performance of those Russell 2000 companies with higher price-to-book ratio and higher forecasted growth values.

Catalyst Fund

Bar Chart

The bar chart shows changes in the Fund’s total return from year to year for Class A shares.  The performance table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.  The past performance (before and after taxes), however, does not necessarily reflect how the Fund will perform in the future.  Class I shares have not yet commenced operations and, therefore, have no historical performance.

Annual Total Returns For Calendar Years Ended December 31*

Best Quarter:	June 30, 2007	6.62%
Worst Quarter:	March 31, 2008	-11.60%

* Figures do not reflect sales charges.  If they did, returns would be lower.

Performance Tables

This table shows the Catalyst Fund's average annual total returns and after-tax returns over the past year and since inception.  The table includes the effects of Fund expenses and is intended to provide you with some indication of the risks of investing in the Fund by comparing the Fund’s performance with an appropriate widely recognized securities index that is described in a footnote to the table.  The figures assume reinvestment of all dividends and distributions.  An index does not reflect fees or expenses.  It is not possible to invest directly in an index.  Past performance, before and after taxes, is not an indication of future results.

Average Annual Total Returns as of December 31, 2008

Catalyst Fund Class A	1 Year	Since inception (7/31/2006)
Return Before Taxes	-28.09%	-10.89%
Return After Taxes on Distributions[1]	-28.09%	-11.53%
Return After Taxes on Distributions and Sale of Fund Shares	-18.26%	-9.44%
S & P 500 Total Return Index[2]	-37.00%	-11.46%
Russell 2000 Total Return Value Index[3]	-28.92%	-12.33%

1 After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

2 The S&P 500 Index measures the performance of the largest U.S. equity securities. The largest 500 capitalization weighted security returns are used to adjust this index.  The S&P 500 Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

3 The Russell 2000 Total Return Value Index measures the performance of smaller capitalization equities with lower price-to-book ratios and lower forecasted growth rates.  The Russell 2000 Total Return Value Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The Funds' Purchase, Exchange and Redemption Procedures

Share Classes.

The Catalyst Fund offers Class A shares, Class I shares (Class I shares will be newly issued in connection with the Reorganization) and Class C shares (which are not part of the Reorganization).  The Roanoke Fund offers Class R shares and Class I shares  It should be noted that Catalyst Fund's introduction of a third class of shares could affect the expenses of A and Class C shares because of the allocation of certain expenses based upon class and relative asset size.  The Board of Trustees of Catalyst Funds is responsible for approving the creation of the Class I shares and monitoring the Catalyst Fund’s class structure pursuant to the guidelines established by Rule 18f-3 of the 1940 Act, which provides that the Fund’s expense allocation must be in the best interests of each class individually and the Fund as a whole.

Purchases.

Each Fund's purchase and redemption procedures are substantially similar. Each Fund prices purchases based upon the next determined offering price (NAV) after an order is received (plus a load or sales charge with respect to Class A and Class C shares of the Catalyst Fund, if applicable).  Purchase orders received by the Funds by the close of the regular session of trading on the NYSE on a day that the securities markets are open, generally 4:00 p.m., Eastern time, are effected at that day’s public offering price or NAV. Both Funds permit shareholders to purchase via the mail or through intermediaries, such as broker-dealers.  The Roanoke Fund also offers purchases via the internet.  Both Funds accept payment for shares by check or wire transfer.  Each Fund offers an automatic monthly investment plan with minimum payments of $25 and $100, respectively, for the Roanoke Fund and the Catalyst Fund.  There is no minimum purchase amount for reinvested dividends and distributions for either Fund.

The minimum and subsequent purchase amounts are different in some respects, as summarized in the table below.

Fund	Initial Purchase Minimum	Subsequent Purchase Minimum
Roanoke Fund Class R	$1,000 regular account $250 retirement account	$100 $100
Catalyst Fund Class A	$1,000 regular account $1,000 retirement account	$50 $50
Roanoke Fund Class I	$250,000 regular account $250,000 retirement account	$10,000 $10,000
Catalyst Fund Class I	$250,000 regular account $250,000 retirement account	$10,000 $10,000

Exchanges.

The Roanoke Fund does not offer an exchange privilege, while the Catalyst Fund offers an exchange privilege into the same class of shares in the other series of the Catalyst Funds, which are described in the Catalyst Funds' Prospectus.

Redemptions.

Both Funds permit redemption by mail or telephone.  The Roanoke Fund also provides for redemption via the internet and pursuant to a systematic withdrawal program provided a shareholder has a current account value of least $10,000 and requests redemptions of at least $100.  Both Funds pay redemption proceeds by check or wire transfer.  The Roanoke Fund charges $15 for wire transfers and the Catalyst Fund may charge $15 for wire transfers.  The Roanoke Fund may charge a redemption fee of 2% for shares redeemed within 15 days of purchase.

The Roanoke Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the Fund’s assets).  The securities will be chosen by the Fund and valued at the Fund’s NAV.  A shareholder will continue to be exposed to market risk and may incur transaction expenses until these securities are converted to cash.  The Catalyst Fund does not reserve this right.

Comparison of Valuation of Fund Shares and Fund Securities.

Roanoke Fund

Generally, the Fund’s securities are valued each day at the last quoted sales price on the securities’ primary exchange.  In the absence of a current sales price, securities are valued at the last bid on the primary exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund.  Although not part of the Adviser’s principal investment strategy, the Fund may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s portfolio may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the values of a Fund’s securities, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV or the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, the Fund’s NAV is calculated based upon the NAVs of the registered open-end management investment companies in which the Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Catalyst Fund

The Fund's assets are generally valued at their market value.  If market prices are not available or, in the advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value the Fund's assets at their fair value according to policies approved by the Funds’ Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of a Fund's securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short term traders.  The Fund may use pricing services to determine market value.  The NAV for a Fund investing in other investment companies is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Comparison

There are no material differences in the policies for valuation of fund shares and securities between the Roanoke Fund and the Catalyst Fund.

Comparison of Distribution of Shares.

Roanoke Fund

Northern Lights Distributors, LLC, 4020 South 147th Street, Omaha, Nebraska 68137, is the distributor for the shares of the Fund.  Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  Shares of the Fund are offered on a continuous basis.

The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Class R shares of the Fund, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.  The Plan allows the Class R shares of the Fund to use part of its assets for the sale and distribution of shares, including advertising, marketing and other promotional activities.  The Plan also allows the Class R shares of the Fund to pay for certain shareholder services provided to shareholders or services to other service providers that have entered into agreements with the Fund's distributor to provide these services.

Under the Plan, the Class R shares of the Fund may incur expenses on an annual basis equal to 0.25% of the average net assets of Class R shares.   Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

Catalyst Fund

Shares of the Fund are offered on a continuous basis through Matrix Capital Group, Inc., 335 Madison Ave., 11th floor, New York, N.Y., 10021, (the "Distributor").  Matrix Fund Services is a division of the Distributor.

The Catalyst Fund has adopted distribution and service plans under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution and/or service fees in connection with the distribution of its Class A shares and for services provided to shareholders.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Fund's Plan related to the Class A shares, the Fund will pay its investment advisor (Catalyst Advisor) an annual fee of up to 0.50% of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b-1 Fee”) for providing ongoing services to you. The Fund is currently paying Catalyst Advisor 0.25% of its average daily net assets.  Catalyst Advisor may use this 12b-1 Fee to pay a fee on a quarterly basis to broker-dealers, including the Distributor and affiliates of the Distributor, advisors, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor.  To the extent any of the 12b-1 Fee is not paid to Service Organizations as a service fee, Catalyst Advisor may use such fee for other expenses of distribution of Fund shares.  In return, Catalyst Advisor will bear all expenses in connection with the distribution of shares of the Fund, such as, among other expenses: expenses of persons who provide support services in connection with the distribution of shares; costs relating to the formulation and implementation of marketing and promotional activities; and costs of printing and distributing prospectuses, reports and sales literature to prospective shareholders.

Comparison

The distribution plans are similar.  However, the Catalyst Fund's 12b-1 plan permits up to 0.50% of the Fund's average daily net assets to be paid for distribution while the Roanoke 12b-1 plan permits only 0.25%.  The Catalyst Fund has agreed to limit 12b-1 fees to 0.25% for at least 12 months following the Reorganization.  The Class I shares of both Funds do not participate in a 12b-1 plan.

Sales Charges for Class A Shares.

Roanoke Fund

The Roanoke Fund has no sales charge on Class A shares.

Catalyst Fund

The Catalyst Fund has a sales charge for Class A shares.  However, pursuant to the Reorganization, shareholders of Roanoke Class R share who receive Class A shares of the Catalyst Fund will not be subject to any sales charges; and such shareholders will not be subject to any sales charges for subsequent purchases.  But, if such shareholders subsequently sell all their Roanoke Class A shares and then later wish to purchase Roanoke Class A shares, they would be subject to the sales charge.  For other purchasers, Class A shares are subject to sales charges (loads) on purchases of Fund shares and may be subject to deferred sales charges on the redemption of shares.  The information provided below describing Class A sales charges, which includes references to other Funds which are series of the Catalyst Funds, is provided for informational purposes only.

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class C shares.

The up-front Class A sales charge and the commissions paid to dealers for the Value Fund are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 18 months of purchase.

If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Fund's distributor may pay a commission up to 1.00% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent:  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more of the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation:  You may add the current value of all of your existing Catalyst Fund shares to determine the front-end sales charge to be applied to your current Class A purchase.  Only balances currently held entirely at  the Funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Catalyst Funds’ investments held by the members of your immediately family, including the value of Funds’ investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at the Funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.  If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

Investments of $1 Million or More: With respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The CDSC for these Class A shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Catalyst Fund.

Class A Sales Charge Waivers: The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients or investors referred by the Fund's advisor or its affiliates; (2) officers and present or former Trustees of Catalyst Funds; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Fund's advisor or its affiliates and certain employee benefit plans for employees of the Funds' investment; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the advisors; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Funds' advisor for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Funds.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements.  Additional information is available by calling 1-866-447-4228.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Funds at the time of each purchase if you are eligible for any of these programs.  The Funds may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available on the Funds' website at www.catalystmutualfunds.com.

Comparison

The Roanoke Fund does not have sales charges.

Market Timing (Frequent Trading) Policy.

Both Funds have adopted polices to discourage market timing or frequent trading of Fund shares which are presented below.

Catalyst Fund

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that a Fund significantly invests in small or mid-capitalization equity securities or derivative investments, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive.  This policy applies uniformly to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

Roanoke Fund

The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities.  Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders.  The Fund may invest a portion of its assets in small capitalization companies.  Because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).  Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than funds that invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage also may cause dilution in the value of Fund shares held by other shareholders.  Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change.  The Fund’s Board has also approved the 2.00% early redemption fee on shares redeemed within 15 days of purchase.

The Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders.  The Adviser also may bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Fund.

Although the Fund attempts to uniformly limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices.  There can be no guarantee that the Fund will be able to identify or limit these activities.  Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information, to the extent known to the broker, to the Fund, upon request.  If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant.  Upon instructions from the Adviser, the service providers will take immediate action to stop any further short-term trading by such participants.

Comparison

The frequent trading or market timing policies of the Fund's are similar because both discourage frequent trading, but differ somewhat in the specific methods of detecting and deterring market timing.  The use of a 2% redemption fee for shares redeemed within 15 days of purchase by the Roanoke Fund is an additional means of deterring market timing that the Catalyst Fund does not employ.

Dividend and Distribution Policies.

The dividend and distribution policies of the Funds, which are substantially similar, are presented below.

Roanoke Fund

The Fund intends to distribute substantially all of its net investment income at least annually and net capital gain annually, typically in December.  Due to Roanoke Adviser’s investment strategy, it is anticipated that the Fund will realize no long-term capital gains.  The distributions will be reinvested in shares of the Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November, or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation.  Dividends and distributions paid in cash or additional shares are treated the same for tax purposes.

Catalyst Fund

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.  The Fund expects that its distributions will consist of both capital gains and dividend income.  The Fund intends to make annual dividend distributions if applicable. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

Taxes.

In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, a Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax advisor about your investment.

PRINCIPAL RISKS

All mutual funds carry a certain amount of risk, including the risk that a Fund may not achieve its investment objective.  A Fund's returns will vary and you could lose money on your investment in a Fund.  An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in either Fund is not a complete investment program.  Both Funds share the same principal risks, but to different degrees.

Roanoke Fund

Market Risk.  The Fund’s share price changes daily based on changes in market conditions that affect the value of the Fund’s portfolio.  A stock market in which the Fund invests may go down in value in response to economic, political or financial developments.  While stocks have historically been a leading choice of long-term investors, a stock market may go down quickly and unpredictably.

Issuer-Specific Risks.  The price of an individual security or a particular type of security can fluctuate differently than, or to a greater extent than, the market as a whole.  An individual issuer’s securities can fall, with little or no warning, based upon such things as a worse than expected earnings report, the loss of key management personnel, negative news about the development of a product or legal proceeding.  There is also a risk that the price of a security may never reach the level that the Fund believes is representative of its full value.

Small-Cap Company Risks.  The Fund invests in small capitalization companies. Investment in small-cap companies may involve greater risk than investments in larger, more established companies due to the greater business risks of small-sized companies, limited markets and financial resources, or lack of publicly available information about the company.  Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and therefore, their securities may be more volatile than the securities of larger, more established companies.  Small-cap company shares may be bought and sold less often, and in smaller amounts, than larger company shares.  Because of this, if the Fund wants to sell a large quantity of a small-cap company’s shares, it may have to sell it at a lower price than the Fund believes is reflective of the value of the shares, or it may have to sell it in smaller than desired quantities over a period of time.  The Fund tries to minimize this risk by investing in small-cap securities that trade more frequently. Since the securities of smaller companies may be less liquid than the securities of larger companies, shares of smaller companies may be more sensitive to changing market conditions than those of larger companies.

Non-Diversification.  The Fund is permitted to have all of its assets invested in a limited number of companies.  As a result, the rise or fall in the stock price of a single company may have a greater impact on the value of the Fund’s portfolio than it would if the Fund was diversified.

Catalyst Fund

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Stock Market Value Risk.  Stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing only stocks of a particular market cap or industry).

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Non-diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Comparison.  While both Funds' principal investment risks are similar, the Roanoke Fund may be riskier because it must invest at least 80% of its total assets, under normal circumstances, in companies with market capitalizations less than $2 billion.

FUND MANAGEMENT

Roanoke Fund

Investment Adviser.

Roanoke Adviser, located at 529 Fifth Avenue, New York, NY 10017, served as the sub-adviser to the Predecessor Fund and serves as investment adviser to the Fund.  Subject to the authority of the Board of Trustees, Roanoke Adviser is responsible for the overall management of the Fund’s business affairs and the day-to-day investment decisions of the Fund.  Roanoke Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, polices, and restrictions.  Roanoke Adviser was established in 1978 and as of December 2008, managed approximately $260 million for high net worth individuals, foundations, endowments, corporations and municipalities.

Pursuant to an investment advisory agreement (the “Investment Advisory Agreement”), the Fund pays Roanoke Adviser, on a monthly basis, an annual advisory fee of 1.00% of the Fund’s average daily net assets.  The Investment Advisory Agreement provides that Roanoke Adviser will furnish continuous investment advisory and other management and administrative services to the Fund.  A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Fund’s semi-annual shareholder report dated September 30, 2007.

In addition to payments made by the Fund pursuant to its distribution plan, Roanoke Adviser may pay certain financial intermediaries (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers.

Edwin G. Vroom, President of Roanoke Adviser, and Adele S. Weisman, Senior Vice President of Roanoke Adviser, served as the portfolio managers to the Predecessor Fund and continue to serve as the Fund’s portfolio managers.  Mr. Vroom and Ms. Weisman have worked together for over twenty-five years and joined the firm in 1978 and 1981, respectively.  The portfolio managers are responsible for the day-to-day investment decisions of the Fund.

Management Fees.

During the fiscal year ended March 31, 2008, the Fund paid $295,522 in advisory fees, $112,353 of which was waived by Roanoke Adviser.  Roanoke Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2010, to ensure that the Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred load, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, and extraordinary costs such as litigation) will not exceed 1.00% for Class I shares and 1.55% for Class R shares.  Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Catalyst Fund

Investment Advisor.

Catalyst Advisor, a New York limited liability company located at 5 Abbington Drive, Lloyd Harbor, NY, serves as investment advisor to the Catalyst Fund. Catalyst Advisor was formed on January 24, 2006.  Management of mutual funds is currently its primary business.  Under the terms of a management agreement, Catalyst Advisor is responsible for formulating the Fund's investment policies, making ongoing investment decisions and engaging in portfolio transactions.  A discussion regarding the basis for the Board’s approval of the management agreement is available in the Fund’s annual shareholder report dated June 30, 2008.

The Catalyst Fund pays a management fee to Catalyst Advisor equal to 1.25% of its average net assets.  Pursuant to the Reorganization, Catalyst Advisor has agreed contractually to waive its management fees and/or to make payments to limit Catalyst Fund expenses, other than extraordinary, 12b-1 fees, non-recurring and acquired fund fees and expenses, through June 30, 2010 following the Reorganization such that the Net Annual Fund Operating Expenses of the Fund’s Class A and Class I shares will not exceed 1.30%, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and approved by the Board of Trustees.

Portfolio Manager.

David Miller is a portfolio manager with Catalyst Advisor and has been responsible for the day-to-day management of the Fund since its inception in July 2006.  Mr. Miller is the CEO of Investmentcatalyst.com, which he founded in 2005. The Investment Catalyst newsletter works to identify undervalued stocks with a near term catalyst for appreciation.  Mr. Miller was a trader with UBS, working on the equity derivatives desk from July 2002 until December 2002.  Mr. Miller was the CEO of MovieDaze Media Group, a search engine marketing company that he co-founded in 2003 and sold in 2006.  In 2000 he founded Bidcentives, Inc., a company designing software for mid-market internet retailers and, after Bidcentives was sold, acted as an advertising consultant to Bidcentives from 2001 until 2002.  He attended the University of Pennsylvania, Wharton School where he received a Bachelor of Science in Economics in 2001.

Management Fees.

For the fiscal year ended June 30, 2008, Catalyst Advisor earned $17,209 in advisory fees all of which were waived under an expense limitation agreement.  With respect to Class A shares Catalyst Advisor has agreed contractually to waive its management fees and/or to make payments to limit Catalyst Fund expenses with respect Class A shares, other than extraordinary, non-recurring and acquired fund fees and expenses, such that the total annual operating expenses of the Fund’s Class A shares will not exceed 1.95% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and approved by the Board of Trustees.  However, pursuant to the Reorganization, Catalyst Advisor has agreed contractually to waive its management fees and/or to make payments to limit Catalyst Fund expenses, other than extraordinary, 12b-1 fees, non-recurring and acquired fund fees and expenses, through June 30, 2010 following the Reorganization such that the Net Annual Fund Operating Expenses of the Fund’s Class A shares will not exceed 1.30%.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The terms and conditions of the Reorganization are set forth in the Reorganization Agreement. Below is a summary of the significant provisions of the Reorganization Agreement, which is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Exhibit A.

The Reorganization Agreement provides that the Roanoke Fund will transfer all of its assets and liabilities to the Catalyst Fund.  In exchange for the transfer of these assets and liabilities, the Catalyst Fund will simultaneously issue Class A and Class I shares to Roanoke Fund in an amount equal in value to the NAV of the Roanoke Fund's shares.

Immediately after the transfer of the Roanoke Fund's assets and liabilities, the Roanoke Fund will make a liquidating distribution pro rata to its shareholders of record of all the Catalyst Fund shares received, so that a holder of shares in the Roanoke Fund at the Closing Date of the Reorganization will receive a number of shares of the Catalyst Fund with the same aggregate value as the shareholder had in the Roanoke Fund immediately before the Reorganization.  Such distribution will be accomplished by the transfer of Catalyst Fund shares credited to the account of the Roanoke Fund on the books of the Catalyst Fund 's transfer agent.  Each account will represent the respective pro rata number of full and fractional shares of the Catalyst Fund shares due to the shareholders of the Roanoke Fund.  All issued and outstanding shares of the Roanoke Fund will simultaneously be canceled on the books of the Roanoke Fund.  Thereafter, the Roanoke Fund will be liquidated and dissolved.  Redemption requests received after the Closing Date will be treated as requests received by the Catalyst Fund for the redemption of its shares.

The Roanoke Fund does not currently issue certificates to shareholders.  Each Roanoke Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared by the Roanoke Fund with respect to shares held on or about the Closing Date.  No shares of the Roanoke Fund have preemptive or conversion rights.  No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Roanoke Fund shareholders.

The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties.  The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Reorganization Agreement by the shareholders of the Roanoke Fund; and (ii) the receipt by the Roanoke Fund and the Catalyst Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Roanoke Fund and its shareholders. The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Closing Date of the Reorganization, the Board of Trustees of the Northern Lights Fund Trust determines that the consummation of the transactions contemplated by the Reorganization Agreement are not in the best interest of the Fund's shareholders.

Generally, the Reorganization Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Northern Lights Fund Trust or Catalyst Funds, on behalf of either the Roanoke Fund or the Catalyst Fund, respectively. In addition, Northern Lights Fund Trust, on behalf of the Roanoke Fund, and Catalyst Funds, on behalf of the Catalyst Fund, have each agreed to indemnify the other Fund for certain losses as provided in the Reorganization Agreement.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of the Roanoke Fund. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by the Boards of Trustees of either Fund if circumstances should develop that, in the opinion of either Board, make proceeding with the Reorganization Agreement inadvisable for the Fund it oversees.

If the shareholders of the Roanoke Fund do not approve the Reorganization, the Reorganization will not proceed until such time that the Roanoke Fund shareholders approve the Reorganization.

Costs of Reorganization

Except for (1) any commissions, transaction costs and other direct expenses of liquidating portfolio investments incurred by the Roanoke Fund in connection with the Reorganization and (2) ordinary operating expenses of the Roanoke Fund through the Closing Date, the expenses relating to the Reorganization will be borne by Catalyst Advisor and Roanoke Adviser.

The expenses are estimated to be approximately $50,000.  The expenses of the Reorganization include, but are not limited to: (i) shareholder meeting and proxy costs such as printing, mailing, solicitation and tabulation; (ii) costs associated with the preparation and filing of Form N-14 and any amendments or supplements thereto (including the fees of auditors and financial printers) and the registration of the Catalyst Value Fund Class I shares; (iii) costs associated with the preparation and distribution of shareholder communications (including all printing and mailing costs); (iv) costs associated with the closing of the Roanoke Fund (including all costs associated in the preparation and filing of the Roanoke Fund's final Form N-SAR, as well as any other required federal or state filings); (v) costs associated with any additional audits or financial statements necessary as a result of this transaction and the deregistration and closing of the Roanoke Fund (including the preparation of stub financials (if needed), the conducting of any final audits and the preparation and filing of the final tax returns); (vi) any fees of banks, brokers (except as carved out above), custodians and transfer agents; (vii) any premiums, if any, for the purchase of liability tail coverage for the benefit of the Trustees of the Northern Lights Fund Trust for a period of five years following the Reorganization; and (viii) the fees of legal counsel for the Northern Lights Fund Trust and the Independent Trustees.

Catalyst Advisor, a limited liability company organized under the laws of New York and investment advisor to the Catalyst Fund, will bear the expenses (including legal fees and auditor consent fees) associated with the drafting, preparation and filing of the Proxy Statement/Prospectus on Form N-14 under the Securities Act of 1933 covering Catalyst Fund shares to be issued pursuant to the Reorganization.  Additionally, it will bear a portion of the proxy solicitation expenses, such as postage and printing, up to $15,000.  It will be liable for these expenses whether or not the Reorganization is consummated.  Roanoke Adviser, a corporation organized under the laws of Florida and investment adviser to the Roanoke Fund, will bear the remaining expenses of the Reorganization, including proxy solicitation expenses in excess of $15,000.

Interest of Certain Persons in the Reorganization and Related Agreement

Catalyst Advisor, the investment adviser to the Catalyst Fund, has entered into an agreement with Roanoke Adviser, investment adviser the Roanoke Fund, to pay Roanoke Adviser a fee for its assistance in facilitating the Reorganization.  The fee is contingent upon completion of the Reorganization and payable in installments over a three-year period.

Federal Income Taxes

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").  Accordingly, pursuant to this treatment, neither the Roanoke Fund nor its shareholders, nor the Catalyst Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement (provided that shareholders may recognize taxable income to the extent the Roanoke Fund pays dividends or other distributions prior to the Reorganization). As a condition to the closing of the Reorganization, the Funds will receive an opinion from the Law Office of C. Richard Ropka, LLC to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and representations made by the Funds.

While neither the Roanoke Fund nor the Catalyst Fund are aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax adviser with respect to such matters.

As of March 31, 2008, the Roanoke Fund had unutilized federal tax capital loss carryforwards, which will expire in the following years:

2010	2011	2012	2013	Total
$624,773	$9,361,824	$1,873,061	$764,051	$12,623,709

As of June 30, 2008, the Catalyst Fund had unutilized federal tax capital loss carryforwards, which will expire in the following years:

2015	2016	Total
$3,936	$93,095	$97,031

The final amount of unutilized capital loss carryover for the Funds is subject to change and will not be determined until the time of the Reorganization.  After and as a result of the Reorganization, these capital loss carryforwards and the utilization of certain unrealized capital losses may, in part, be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the Catalyst Fund.  As a result, some or all of the capital loss carryforwards may expire unutilized.  The Trustees took this factor into account in concluding that the proposed Reorganization would be in the best interests of the Roanoke Fund and its shareholders.

Capitalization

The following table sets forth, as of September 30, 2008, (i) the unaudited capitalization of the Roanoke Fund Class R and Class I shares, (ii) the unaudited capitalization of the Catalyst Fund Class A shares, and (iii) the unaudited pro forma combined capitalization of the Funds assuming the Reorganization has been approved.  If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Funds, distributions made by the Funds, and changes in NAV occuring since September 30, 2008.

Fund	Net Assets	NAV Per Share	Shares Outstanding
Roanoke Fund Class R shares	$10,443,191	$33.50	311,763
Catalyst Fund Class A shares	$797,715	$7.22	110,478
Adjustment for Shares Outstanding	-	-	+1,446,425.35
Pro forma Combined after Reorganization	$11,240,906	$7.22	1,556,903.35

Roanoke Fund Class I shares	$3,843,978	$21.35	180,009
Catalyst Fund Class I shares	$0	$0	0
Adjustment for Shares Outstanding	-	-	+352,289
Pro forma Combined after Reorganization	$3,843,978	$7.22	532,298

Note: There may be some minor error in the pro forma estimated combined capitalization for Class R,

Class A and Class I shares due to rounding.

REASONS FOR THE REORGANIZATION

At meetings held on December 15, 2008 and January 12, 2009, the Board of the Trust unanimously concluded that the proposed Reorganization would be in the best interests of the Roanoke Fund and its shareholders.  The Trustees reviewed detailed information about the proposed Reorganization including information provided by Catalyst Advisor and officers of the Trust.  The information provided by Catalyst Advisor included information describing the anticipated effects of the Reorganization on the advisory and related relationships of the Roanoke Fund and Catalyst Funds.  The officers provided information to the Trustees concerning: (a) the specific terms of the Reorganization, including information regarding comparative expense ratios; (b) the service providers to the Catalyst Fund; (c) the management and business of Catalyst Advisor; and (d) the impact of the Reorganization on the Roanoke Fund and the Catalyst Fund and their shareholders.

Before approving the Reorganization, the Board examined all factors that it considered relevant, including information regarding comparative expense ratios, expense limitation agreements and the investment performance of the Catalyst Fund.  In connection with its deliberations, the Trustees, with the advice and assistance of legal counsel, inquired into a number of matters and evaluated the above-referenced information and considered, among other things, the following in support of the proposal:

•

The superior performance of the Catalyst Fund compared to the Roanoke Fund and the Catalyst Fund’s peer group.

•

The fact that the Reorganization will provide continued professional asset management to the shareholders of Roanoke Fund following the anticipated resignation of Roanoke Adviser;

•

The fact that the investment objective of the Roanoke Fund and the Catalyst Fund are substantially similar;

•

The fact that the Reorganization would give shareholders of the Roanoke Fund, as shareholders of the Catalyst Fund, access to a wider array of investment options through exchange privileges with other series of Catalyst Funds ;

•

The fact that the Reorganization is expected to be tax free to shareholders of the Roanoke Fund; and

•

The fact that the Roanoke Fund will not bear the costs of the Reorganization.

The Trustees considered the expense limitations agreed to by Catalyst Advisor and the fact that the Roanoke Fund Class I shares will pay higher fees as a Catalyst Fund shareholder than under the current expense limitation agreement with Roanoke.  In this regard, the Trustees noted that Roanoke Adviser was no longer willing to manage the Roanoke Fund and subsidize the expenses.  In addition, fees charged by certain Catalyst Fund service providers are lower than those of the Roanoke Fund and, therefore, regardless of current or future expense limitation agreements, the expense ratio of the Catalyst Fund are expected to decrease more rapidly if the Catalyst Fund increases in assets after the Reorganization.  The Trustees also reviewed the potential direct and indirect benefits of the Reorganization to other persons, including Catalyst Advisor and its affiliates, and the benefits to the current Catalyst Fund shareholders.  Materials provided by Catalyst Advisor noted its belief that the Reorganization would result in a larger asset base, economies of scale, a more diversified shareholder base and a wider array of investment options all with the potential to benefit Roanoke Fund shareholders as new Catalyst Fund shareholders assuming the Reorganization is completed.

The Trustees determined the Reorganization is in the best interests of the Roanoke Fund’s shareholders.  On the basis of the information provided to the Trustees and its evaluation of that information, the Board recommends that the shareholders the Roanoke Fund approve the Reorganization.

SHAREHOLDER RIGHTS

Catalyst Fund

General. The Catalyst Fund is a series of Catalyst Funds.  Catalyst Funds was established as a statutory trust under Ohio law by an Agreement and Declaration of Trust dated February 27, 2006.  Catalyst Funds also is governed by its By-laws and by applicable Ohio law.

Shares.  Catalyst Funds is authorized to issue an unlimited number of shares by series and class of beneficial interest without par value.  Shares of each series of Catalyst Funds are fully paid and nonassessable when issued. Shares of each series participate equally in dividends and other distributions, except as differentiated by class, by the shares of such series, and in residual assets of that series in the event of liquidation.  Shares of each series have no preemptive, conversion, or subscription rights.  The Catalyst Funds Board of Trustees shall have the authority from time to time to issue or reissue shares in one or more series of shares (including without limitation the series specifically established and designated), as they deem necessary or desirable, to establish and designate such series, and to fix and determine the relative rights and preferences as between the different series of shares as to right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, and conditions under which the several series shall have separate voting rights or no voting rights.  All shares within classes, if any, shall be alike in every particular. All shares of each series shall be of equal rank and have the same powers, preferences and rights, and shall be subject to the same qualifications, limitations and restrictions without distinction between the shares of different classes thereof, except with respect to such differences among such classes, as the Catalyst Funds Board of Trustees shall from time to time determine to be necessary or desirable, including without limitation differences in expenses, in voting rights and in the rate or rates of dividends or distributions.

Voting Rights and Requirements. All shares shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by the 1940 Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the shareholders, each series shall vote as a separate series except (i) as to any matter with respect to which a vote of all series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Ohio General Corporation Law if Catalyst Funds were an Ohio corporation; and (ii) as to any matter which the Trustees have determined affects only the interests of one or more series or classes, only the holders of shares of the one or more affected series or classes shall be entitled to vote thereon.

Subject to the Agreement and Declaration of Trust and the 1940 Act, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the series, to amend the Agreement and Declaration of Trust, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Agreement and Declaration of Trust, the By-laws, or the Catalyst Funds Board of Trustees.

At a shareholder meeting, a shareholder will be entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder's name. Shares of all series of Catalyst Funds have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of Catalyst Funds voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

The shareholders, by a vote of the majority of the outstanding shares, may approve the reorganization of the series.  For the purposes of voting for a reorganization, the term “majority of the outstanding shares” means the vote of: (i) 67% or more of the series’ shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the series’ outstanding shares, whichever is less.

Shareholder Meetings.  Catalyst Funds does not intend to hold annual or regular shareholder meetings unless otherwise required by the Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific series or for Catalyst Funds as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Catalyst Funds, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act.

Separate votes are taken by each series only if a matter affects or requires the vote of only that series or if that series' interest in the matter differs from the interest of other series of Catalyst Funds. A shareholder is entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder's name.

Under the Agreement and Declaration of Trust, special meetings of shareholders of Catalyst Funds or of any series shall be called subject to certain conditions, upon written request of shareholders owning shares representing at least 25% of the votes entitled to be cast at such meeting.

Election and Term of Trustees.  The number of Trustees constituting the Catalyst Funds Board may be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Catalyst Funds Board, provided, however, that the number of Trustees shall in no event be less than one. The Catalyst Funds Board, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Catalyst Funds Board.  The Trustees may remove any Trustee with or without cause by action of a two thirds majority. The shareholders may elect Trustees, including filling any vacancies in the Catalyst Funds Board, at any meeting of shareholders called by the Catalyst Funds Board for that purpose. A meeting of shareholders for the purpose of electing one or more Trustees may be called by the Catalyst Funds Board or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders.  Shareholders shall have the power to remove a Trustee by two thirds vote.  Each Trustee shall serve during the continued lifetime of the Catalyst Funds until he or she dies, resigns, retires or is removed.  Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Catalyst Funds or to the Catalyst Funds Board. Such resignation shall be effective upon receipt unless specified to be effective at some later time.

Shareholder Liability.  No shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, Catalyst Funds or any series.  Neither Catalyst Funds nor the Trustees, nor any officer, employee or agent of Catalyst Funds shall have any power to bind personally any shareholder, nor except as specifically provided herein to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.

Liability of Trustees.  Trustee liability is limited to the fullest extent that limitations on the liability of Trustees are permitted by the Ohio Revised Code.  A Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (b) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of Catalyst Funds Agreement and Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of Catalyst Funds and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party appointed by the Trustees.  Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by such Trustee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee, and except that no Trustee shall be indemnified against any liability to Catalyst Funds or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's office.

Reorganization. The Trustees may sell, convey and transfer the assets of Catalyst Funds, or the assets belonging to any one or more series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to Catalyst Funds to be held as assets belonging to another series of Catalyst Funds, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of Catalyst Funds, shares of such other series) with such transfer being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so transferred; provided, however, that if shareholder approval is required by the 1940 Act, no assets belonging to any particular series shall be so transferred unless the terms of such transfer shall have first been approved at a meeting called for the purpose by the affirmative vote of the holders of a majority of the outstanding voting shares, as defined in the 1940 Act, of that series. Following such transfer, the Trustees shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities belonging to and any other differences among the various series the assets belonging to which have so been transferred) among the shareholders of the series the assets belonging to which have been so transferred; and if all of the assets of Catalyst Funds have been so transferred, Catalyst Funds shall be terminated.

Roanoke Fund

General.  The Roanoke Fund is a series of Northern Lights Fund Trust.  Northern Lights Fund Trust was established as a statutory trust under Delaware law by an Agreement and Declaration of Trust dated January 19, 2005.  Northern Lights Fund Trust also is governed by its By-Laws and by applicable Delaware law.

Shares.  The beneficial interest in the Northern Lights Fund Trust shall at all times be divided into shares, all without par value.  The number of shares authorized hereunder is unlimited.  The Northern Lights Fund Trust Board may authorize the division of shares into separate and distinct Series and the division of any series into separate classes of shares.  The different series and classes shall be established and designated, and the variations in the relative rights and preferences as between the different Series and classes shall be fixed and determined by the Northern Lights Fund Trust Board without the requirement of shareholder approval.

Shareholders of any series shall be entitled to receive dividends and distributions, when, if and as declared.  No share shall have any priority or preference over any other share of the same series or class with respect to dividends or distributions paid in the ordinary course of business or distributions upon dissolution of the Northern Lights Fund Trust or of such series or class.  All dividends and distributions shall be made ratably among all shareholders of a particular class of series from the trust property held with respect to such series according to the number of shares of such class of such series held of record by such shareholders on the record date for any dividend or distribution.  Shareholders shall have no preemptive or other right to subscribe to new or additional shares or other securities issued by the Northern Lights Fund Trust or any series.

Voting Rights and Requirements. Holders of shares of the Roanoke Fund are entitled to one vote for each full share held and fractional votes for fractional shares.  All shares of the Northern Lights Fund Trust entitled to vote on a matter shall vote on the matter, separately by series and, if applicable, by class, subject to: (1) where the 1940 Act requires all shares of the Northern Lights Fund Trust to be voted in the aggregate without differentiation between the separate series or classes, then all of the Northern Lights Fund Trust’s shares shall vote in the aggregate; and (2) if any matter affects only the interests of some but not all series or classes, then only the shareholders of such affected series or classes shall be entitled to vote on the matter.

The shareholders, by a vote of the majority of the outstanding shares, may approve the reorganization of the Roanoke Fund.  For the purposes of voting for a reorganization, the term “majority of the outstanding shares” means the vote of: (i) 67% or more of the Fund’~~s~~ shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances.  Meetings of the shareholders may be held within or outside the State of Delaware.  Meetings of the shareholders of the Northern Lights Fund Trust or a series may be called by the Northern Lights Fund Trust Board, Chairman of the Board or the President of the Northern Lights Fund Trust for any lawful purpose, including the purpose of electing Trustees as provided in Article IV, Section 1 of the Northern Lights Fund Trust's Agreement and Declaration of Trust.  Special meetings of the shareholders of the Northern Lights Fund Trust or any series shall be called by the Northern Lights Fund Trust Board, Chairman or President upon the written request of shareholders owning the requisite percentage amount of the outstanding shares entitled to vote specified in the By-Laws.  Whenever ten or more shareholders meeting the qualifications set forth in Section 16(c) of the 1940 Act, as the same may be amended from time to time, seek the opportunity of furnishing materials to the other shareholders with a view to obtaining signatures on such a request for a meeting, the Trustees shall comply with the provisions of said Section 16(c) with respect to providing such shareholders access to the list of the shareholders of record of the Northern Lights Fund Trust or the mailing of such materials to such shareholders of record, subject to any rights provided to the Northern Lights Fund Trust or any Trustees provided by said Section 16(c). Shareholders shall be entitled to at least fifteen (15) days notice of any meeting.

Election and Term of Trustees.  The number of Trustees constituting the Northern Lights Fund Trust Board may be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Northern Lights Fund Trust Board, provided, however, that the number of Trustees shall in no event be less than one (1) nor more than fifteen (15).  The initial Trustee shall be the person named herein.  The Northern Lights Fund Trust Board, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Northern Lights Fund Trust Board or remove any Trustee with or without cause.  The shareholders may elect Trustees, including filling any vacancies in the Northern Lights Fund Trust Board, at any meeting of shareholders called by the Northern Lights Fund Trust Board for that purpose.  A meeting of shareholders for the purpose of electing one or more Trustees may be called by the Northern Lights Fund Trust Board or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders.  Shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.  Each Trustee shall serve during the continued lifetime of the Northern Lights Fund Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.  Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Northern Lights Fund Trust or to a meeting of the Northern Lights Fund Trust Board.  Such resignation shall be effective upon receipt unless specified to be effective at some later time.  Except to the extent expressly provided in a written agreement with the Northern Lights Fund Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following any such event or any right to damages on account of such events or any actions taken in connection therewith following his or her resignation or removal.

Shareholder Liability.  Shares shall be deemed to be personal property giving to shareholders only the rights provided in the Northern Lights Fund Trust's Agreement and Declaration of Trust and under applicable law.  Every shareholder by virtue of having become a shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto.  The death of a shareholder during the existence of the Northern Lights Fund Trust shall not operate to dissolve the Northern Lights Fund Trust or any series, nor entitle the representative of any deceased shareholder to an accounting or to take any action in court or elsewhere against the Northern Lights Fund Trust or the Trustees or any series, but entitles such representative only to the rights of said deceased shareholder under the Northern Lights Fund Trust's Agreement and Declaration of Trust.  Ownership of shares shall not entitle the shareholder to any title in or to the whole or any part of the Northern Lights Fund Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of shares constitute the shareholders as partners.  Neither the Northern Lights Fund Trust nor the Trustees, nor any officer, employee or agent of the Northern Lights Fund Trust, shall have any power to bind personally any shareholder, nor, except as specifically provided herein, to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.  All shares when issued on the terms determined by the Northern Lights Fund Trust Board shall be fully paid and nonassessable.  As provided in the Delaware Statutory Trust Act, shareholders of the Northern Lights Fund Trust shall be entitled to the same limitation of personal liability extended to stockholders of a private corporation organized for profit under the general corporation law of the State of Delaware.

Liability of Trustees. To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Northern Lights Fund Trust; any investment adviser or principal underwriter of the Northern Lights Fund Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Northern Lights Fund Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Northern Lights Fund Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Northern Lights Fund Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Northern Lights Fund Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Reorganization. A majority of the Northern Lights Board may cause the Northern Lights Fund Trust to sell, convey and transfer all or substantially all of the assets of the Northern Lights Fund Trust, or all or substantially all of the assets associated with any one or more series, to another trust, business trust, partnership, limited partnership, limited liability company, association or corporation organized under the laws of any state, or to one or more separate series thereof, or to the Northern Lights Fund Trust to be held as assets associated with one or more other series of the Northern Lights Fund Trust, in exchange for cash, shares or other securities (including, without limitation, in the case of a transfer to another series of the Northern Lights Fund Trust, shares of such other series) with such transfer either (a) being made subject to, or with the assumption by the transferee of, the liabilities associated with each series the assets of which are so transferred, or (b) not being made subject to, or not with the assumption of, such liabilities; provided, however, that, if required by the 1940 Act, no assets associated with any particular series shall be so sold, conveyed or transferred unless the terms of such transaction shall first have been approved at a meeting called for that purpose by the “vote of a majority of the outstanding voting securities,” as such phrase is defined in the 1940 Act, of that series.  Following such sale, conveyance and transfer, the Northern Lights Fund Trust Board shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities associated with and any other differences among the various series the assets associated with which have so been sold, conveyed and transferred) ratably among the shareholders of the series the assets associated with which have been so sold, conveyed and transferred (giving due effect to the differences among the various classes within each such series); and if all of the assets of the Northern Lights Fund Trust have been so sold, conveyed and transferred, the Northern Lights Fund Trust shall be dissolved.

Comparison of Shareholder Rights

The foregoing is only a summary of certain rights of shareholders of the Catalyst Fund and the Roanoke Fund under their respective Trust's governing charter documents and by-laws, state laws, and the 1940 Act, and is not a complete description of provisions contained in those sources.  Shareholders should refer directly to the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.

There are no material differences in shareholder rights between the Catalyst Fund and the Roanoke Fund.

INFORMATION ABOUT NORTHERN LIGHTS FUND TRUST AND CATALYST FUNDS

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes.  Below is a summary of some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.  This summary is not applicable to the tax consequences of the Reorganization. The tax-free nature of the Reorganization is discussed above under INFORMATION RELATING TO THE REORGANIZATION – Federal Income Taxes.

Roanoke Fund Qualification as Regulated Investment Company

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after June 30, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

Catalyst Fund Qualification as Regulated Investment Company

The Fund intends to continue to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended.  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carry forwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

Other Information

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Roanoke Small-Cap Growth Fund, see the Prospectus for the Fund dated August 1, 2008, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus.  A Statement of Additional Information for the Roanoke Small-Cap Growth Fund dated August 1, 2008, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus.  Copies of the Prospectus and Statement of Additional Information for the Roanoke Fund are available upon request and without charge by calling toll-free 1-877-824-3406.

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Catalyst Value Fund, see the Prospectus for the Fund dated November 3, 2008, which has been filed with the SEC.  A Statement of Additional Information for the Catalyst Value Fund dated November 3, 2008, has been filed with the SEC.  Copies of the Prospectus and Statement of Additional Information for the Catalyst Fund are available upon request and without charge by calling toll-free 1-866-447-4228.

Financial Statements and Shareholder Reports

The financial statements of the Catalyst Fund for the fiscal year ended June 30, 2008 have been audited by Briggs, Bunting & Dougherty, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, an independent registered public accounting firm, and are contained in the Annual Report to shareholders.  The unaudited financial statements for the Catalyst Fund for the period ended December 31, 2008 will be contained in the Semi-Annual Report to shareholders.  The Catalyst Fund will furnish, without charge, a copy of the Annual Report and the Semi-Annual Report, when available, upon request.  Requests should be made by calling toll-free 1-866-447-4228 or by visiting www.catalystmutualfunds.com.  Annual Reports and Semi-Annual Reports for the Catalyst Fund are also are available on the SEC's website at www.sec.gov.

The financial statements of the Roanoke Fund for the fiscal year ended March 31, 2008 have been audited by Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145, an independent registered public accounting firm, and are contained in the Annual Report to shareholders.  The unaudited financial statements for the Roanoke Fund for the period ended September 30, 2008 are contained in the Semi-Annual Report to shareholders.  The Roanoke Fund will furnish, without charge, a copy of the Annual Report and the Semi-Annual Report, upon request.  Requests should be made by calling toll-free 1-877-824-3406 or by visiting www.roanokesmallcapfund.com.  Annual Reports and Semi-Annual Reports for the Roanoke Fund are also are available on the SEC's website at www.sec.gov.

Financial Highlights

The fiscal year-end of Northern Lights Fund Trust, with respect to the Roanoke Fund, is March 31.  The fiscal year-end of Catalyst Funds, with respect to the Catalyst Value Fund, is June 30.  Financial Highlights for both Funds are presented below as Exhibit B.

Information Requirements

The Trust and the Catalyst Funds are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, and files reports and other information, including proxy materials and charter documents, with the SEC.  Reports, proxy statements, registration statements and other information filed by the Trust and the Catalyst Funds may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.  Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

THE NORTHERN LIGHTS FUND TRUST BOARD RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.

VOTING MATTERS

General Information

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of Northern Lights Fund Trust in connection with the Special Meeting to be held on March 27, 2009 at 10:00 a.m. Eastern time at the offices of Northern Lights Fund Trust, 450 Wireless Blvd., Hauppauge, NY 11788, and at any adjournments thereof.  This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Roanoke Fund on or about February 13, 2009.  It is expected that the solicitation of proxies will be by mail, e-mail or telephone.  The [Altman Group, Inc.] will provide various solicitation services, which may include mailings to and telephone contact with shareholders, at a cost of approximately $[____].  This cost will not be borne by shareholders, but rather by Catalyst Advisor and Roanoke Adviser.  Additionally, officers of and employees, if any, of Northern Lights Fund Trust, employees of Roanoke Adviser and Gemini Fund Services, LLC may make solicitations to obtain the necessary shareholder representation at the meeting, but will receive no additional compensation for doing so.  The Board of Trustees of Northern Lights Fund Trust has fixed the close of business on January 30, 2009 as the Record Date for determining the shareholders of the Roanoke Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.

Other Effects of Shareholder Approval

The 1940 Act generally requires that shareholders of a mutual fund series class of shares approve the fund's investment advisory agreements, sub-advisory agreements and 12b-1 and shareholder services plans, among other things. These requirements apply to Class I shares of the Catalyst Value Fund.

If Roanoke Fund Class I shareholders approve the proposed Reorganization, they will also be effectively approving the investment advisory agreement between the Catalyst Value Fund and Catalyst Advisor.  Technically, these approvals will be accomplished by a vote of the sole Class I shareholder of the Catalyst Value Fund before the effective date of the Reorganization.

Voting Rights and Required Vote

Each shareholder of the Roanoke Fund is entitled to one vote for each full share held and fractional votes for fractional shares.  The holders of 33 1/3% of the outstanding shares of the Roanoke Fund entitled to vote at the Special Meeting, present in person or by proxy, constitute a quorum for the Special Meeting.  Approval of the proposed Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the Roanoke Fund’s shares present at the Special Meeting if more than 50% of the outstanding shares of the Roanoke Fund are present, or (ii) more than 50% of the outstanding shares of the Roanoke Fund.

If you wish to participate in the Special Meeting, you may submit the proxy card included with this Proxy Statement/Prospectus, or attend in person.  (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.)

If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.  Proxies that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposals and FOR any other matters deemed appropriate.  It is not anticipated that any matters other than the approval of the Proposal will be brought before the Special Meeting.  Should other business properly be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Northern Lights Fund Trust at the address set forth on the cover page of this Proxy Statement/Prospectus, or by attending the Special Meeting in person and voting your shares.  Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.

Abstentions and "broker non-votes" (i.e. shares held by brokers or nominees, typically in "street name," as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be treated as present for purposes of determining a quorum.  In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may "affect substantially" a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, these shares also will be treated as broker non-votes for purposes of proposals that may "affect substantially" a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted against a proposal.  Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  In order to prevent this result, the Northern Lights Fund Trust may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  The Northern Lights Fund Trust also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

If shareholders of the Roanoke Fund do not vote to approve the Reorganization Agreement, the Northern Lights Fund Trust Board will consider other possible courses of action in the best interests of shareholders. If the shareholders of the Roanoke Fund do not approve the reorganization, the reorganization will not proceed until such time that shareholders of the Roanoke Fund approve the Reorganization.  If sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting, the persons named as proxies or any officer present entitled to preside or act as Secretary of such meeting, may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.  In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment will require an affirmative vote of a majority of those shares represented at the Special Meeting, whether or not a quorum is present, in person or by proxy.  The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting.  Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.  The costs of any additional solicitation and of any adjourned session will be borne by Catalyst Advisor up to $15,000 in total solicitation costs.  Amounts over $15,000 will be borne by Roanoke Adviser.

A shareholder of the Roanoke Fund who objects to the proposed Reorganization will not be entitled under either Delaware law or the Agreement and Declaration of Trust of the Northern Lights Fund Trust to demand payment for, or an appraisal of, his or her shares.  However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is consummated, shareholders will be free to redeem the shares of the Catalyst Fund that they receive in the transaction at its then-current NAV.  Shares of the Roanoke Fund may be redeemed at any time prior to the consummation of the Reorganization.  Shareholders of the Roanoke Fund may wish to consult their tax advisers as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

The Trust does not hold annual shareholder meetings.  If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Northern Lights Fund Trust at the address set forth on the cover of this Proxy Statement/Prospectus so that they will be received by the Northern Lights Fund Trust in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.  Please advise the Northern Lights Fund Trust whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement/Prospectus needed to supply copies to the beneficial owners of the respective shares.

All the expenses of preparing and soliciting proxies for the Proposals will be paid whether or not shareholders approve the Reorganization.  Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

Record Date and Outstanding Shares

Only shareholders of record of the Roanoke Fund at the close of business on January 30, 2009, the Record Date, are entitled to notice of and to vote at the Special Meeting and any postponement or adjournment thereof.  At the close of business on the Record Date there were outstanding and entitled to vote the following shares of the Roanoke Fund:

Fund	Number of Shares
Roanoke Fund Class R shares	[_____]
Roanoke Fund Class I shares	[_____]

The votes of the shareholders of the Catalyst Fund are not being solicited because their approval or consent is not necessary for the approval of the Agreement and Plan of Reorganization.

Security Ownership of Certain Beneficial Owners and Management

Roanoke Small-Cap Growth Fund

[As of the Record Date, there where no shareholders who are deemed to control the Roanoke Fund, as that term is defined under the 1940 Act.]

The following table provides certain information as of January 30, 2009, the Record Date for the Special Meeting, with respect to those persons known to the Roanoke Fund to be beneficial owners of 5% or more of the outstanding shares of the Fund:

Record or Beneficial Owner Names and Addresses Class R shares	Status	Percent of the Fund

Record or Beneficial Owner Names and Addresses Class I shares	Status	Percent of the Fund

As of January 30, 2009, the Record Date for the Special Meeting, the Trustees and officers owned no shares of the Roanoke Fund.

Catalyst Value Fund

[As of the Record Date, there where no shareholders who are deemed to control the Catalyst Fund, as that term is defined under the 1940 Act.]

The following table provides certain information as of January 30, 2009, the Record Date for the Special Meeting, with respect to those persons known to the Catalyst Fund to be beneficial owners of 5% or more of the outstanding shares of the Fund:

Record or Beneficial Owner Names and Addresses Class A shares	Status	Percent of the Fund

Record or Beneficial Owner Names and Addresses Class C shares	Status	Percent of the Fund

As of the Record date no Class I shares were outstanding.

The following table provides certain information as of January 30, 2009, the Record Date for the Special Meeting, with respect to the beneficial ownership, if any, of the Catalyst Fund’s shares by (1) each Trustee and officer and (2) all Trustees and officers as a group:

Name of Trustee or Officer	Number of Shares Beneficially Owned	Class	Percent of the Fund
Tobias Caldwell
Tiberiu Weisz
Dr. Bert Pariser
Jerry Szilagyi
Christopher Anci
David F. Ganley

[*Less than 1%.]

As of the Record Date, all Trustees and officers as a group owned [___] shares or [less than 1% of the Fund.]

Receipt of Shareholder Proposals

If a shareholder wishes to present a proposal to be included in the proxy statement for the next meeting of shareholders of the Northern Lights Fund Trust, if any, such proposal must be received by the Northern Lights Fund Trust within a reasonable time before the solicitation is to be made. The Trustees will call meetings of shareholders as may be required under the 1940 Act or as they may determine in their discretion.

OTHER BUSINESS

The Northern Lights Fund Trust Board knows of no other business to be brought before the Special Meeting.  However, if any other matters come before the Special Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Northern Lights Fund Trust by calling toll-free 1-877-824-3406.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE, OR INTERNET.  INFORMATION ON THE VARIOUS MANNERS OF VOTING IS SET FORTH IN THE ENCLOSED PROXY.

By Order of the Northern Lights Fund Trust Board,

Emile R. Molineaux, Esq.

Secretary

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 13th day of January, 2009, by and between Northern Lights Fund Trust ("NLFT"), a Delaware statutory trust, with its principal place of business at 450 Wireless Boulevard, Hauppauge, NY 11788, with respect to the Roanoke Small-Cap Growth Fund, a separate series of NLFT, (the "Transferring Fund") and Catalyst Funds ("Catalyst"), an Ohio business trust, with its principal place of business at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090, with respect to the Catalyst Value Fund, a separate series of Catalyst (the "Acquiring Fund").

This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code").  The reorganization will consist of: (i) the transfer of all of the assets of the Transferring Fund in exchange for shares of beneficial interest, no par value per share, of the Acquiring Fund as set forth by share Class on Schedule A attached hereto; (ii) the assumption by the Acquiring Fund of all liabilities of the Transferring Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund shares to the shareholders of the Transferring Fund and the termination of the Transferring Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").  Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to a Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other Fund or the assets of any other Fund be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

WHEREAS, the Acquiring Fund and the Transferring Fund are each a separate series of Catalyst and NLFT, respectively, and Catalyst and NLFT are open-end, registered management investment companies and the Transferring Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Trustees of NLFT have determined that the Reorganization, with respect to the Transferring Fund, is in the best interests of the Transferring Fund's shareholders and that the interests of the existing shareholders of the Transferring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Trustees of Catalyst have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and it's shareholders.

NOW, THEREFORE, in consideration of the premises, covenants, and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TRANSFERRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TRANSFERRING FUND'S LIABILITIES AND TERMINATION OF THE TRANSFERRING FUND

1.1

THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Transferring Fund agrees to transfer all of its assets and liabilities, as set forth in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees (i) to deliver to the Transferring Fund the number of full and fractional shares of the Acquiring Fund equal in value to the value of full and fractional shares of the Transferring Fund then outstanding by Class as set forth on Schedule A attached hereto and (ii) to assume the liabilities of the Transferring Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing date provided for in paragraph 3.1 ("Closing Date").

1.2

ASSETS TO BE ACQUIRED.  The assets of the Transferring Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Transferring Fund and any deferred or prepaid expenses shown as an asset on the books of the Transferring Fund on the Closing Date.

The Transferring Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Transferring Fund's assets as of the date of such statements.  The Transferring Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

The Transferring Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of the Transferring Fund's portfolio securities and other investments.  The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Transferring Fund with a list of the securities, if any, on the Transferring Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions.

1.3

LIABILITIES TO BE ASSUMED.  The Transferring Fund will discharge all of its known liabilities and obligations to the extent possible prior to the Closing Date.  The Acquiring Fund shall assume all of the liabilities of the Transferring Fund, whether accrued or contingent, known or unknown, existing at the Closing Date whether or not they are reflected on the Statement of Assets and Liabilities.

1.4

LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"): (a) the Transferring Fund will make a liquidating distribution, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), of all of the Acquiring Fund shares received by the Transferring Fund pursuant to paragraph 1.1; and (b) the Transferring Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of Acquiring Fund shares credited to the account of the Transferring Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Transferring Fund shareholders, and representing the respective pro rata number of Acquiring Fund shares due such shareholders.  Such liquidation and distribution shall be accomplished on a class equivalent basis.  All issued and outstanding shares of the Transferring Fund will simultaneously be canceled on the books of the Transferring Fund.  The Acquiring Fund shall not issue certificates representing Acquiring Fund shares in connection with such transfer.  The Transferring Fund shareholders shall have the right to receive any unpaid dividends or other distributions that were declared by the Transferring Fund before the Effective Time (as defined in paragraph 3.1) with respect to Transferring Fund shares that are held of record by a Transferring Fund shareholder at the Effective Time on the Closing Date.

1.5

OWNERSHIP OF SHARES. Ownership of Acquiring Fund shares will be shown on the books of the Acquiring Fund's transfer agent.  Shares of the Acquiring Fund will be issued in the manner described in the Proxy Statement/Prospectus on Form N-14 which has been distributed to shareholders of the Transferring Fund as described in Paragraph 5.7.

1.6

TRANSFER TAXES.  Any transfer taxes payable upon the transfer of Acquiring Fund shares in a name other than the registered holder of the Transferring Fund shares on the books of the Transferring Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund shares are to be issued and transferred.

1.7

REPORTING RESPONSIBILITY.  Any reporting responsibility of the Transferring Fund is and shall remain the responsibility of the Transferring Fund, up to and including the Closing Date, and such later date on which the Transferring Fund is terminated.

1.8

TERMINATION.  The Transferring Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1

VALUATION OF ASSETS. The value of the Transferring Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the business day immediately prior to the Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in NLFT's Agreement and Declaration of Trust and By-Laws and the Transferring Fund's then current prospectus and Statement of Additional Information or such other valuation procedures as shall be mutually agreed upon by the parties.  The Acquiring Fund and Transferring Fund agree, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Fund and those determined in accordance with the pricing policies and procedures of the Transferring Fund.

2.2

VALUATION OF SHARES. The net asset value per share of Acquiring Fund shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in Catalyst's Agreement and Declaration of Trust and By-Laws and the Acquiring Fund's then current prospectus and Statement of Additional Information.

2.3

SHARES TO BE ISSUED.  The number of the Acquiring Fund shares to be issued (including fractional shares) in exchange for the Transferring Fund's assets shall be determined by multiplying the outstanding shares of the Transferring Fund by the ratio computed by dividing the net asset value per share of the Transferring Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with in paragraph 2.2.  Class A shares of the Acquiring Fund will be issued for Class R shares of the Transferring Fund, and Class I of the Acquiring Fund will be issued for Class I shares of the Transferring Fund.  Upon the Transferring Fund's liquidating distribution the holder of shares of the Transferring Fund will receive shares of the corresponding Acquiring Fund equal in net asset value to the net asset value of shares held by such holder immediately prior to such liquidating distribution.

2.4

DETERMINATION OF VALUE.  Except with respect to the Transferring Fund's assets, which shall be valued by Gemini Fund Services, LLC, all computations of value shall be made by Matrix Fund Services in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1

CLOSING DATE.  The closing (the "Closing") will be on or about March 30, 2009 or such other date(s) as the parties may agree to in writing.  All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided.  The Closing shall be held as of 9:00a.m. Eastern time (the "Effective Time") at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge NY 11788, or at such other time and/or place as the parties may agree.

3.2

EFFECT OF SUSPENSION IN TRADING.  In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Transferring Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Transferring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.3

TRANSFER AGENT'S CERTIFICATE.  Gemini Fund Services, LLC, as transfer agent for the Transferring Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Transferring Fund shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause Matrix Fund Services, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund shares to be credited on the Closing Date to the Secretary of NLFT or provide evidence satisfactory to the Transferring Fund that such Acquiring Fund shares have been credited to the Transferring Fund's account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.4

CUSTODIAN'S CERTIFICATE.  The Bank of New York, as custodian for the Transferring Fund, shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Transferring Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date.

3.5

TREASURER'S CERTIFICATE.  The Treasurer for the Transferring Fund shall deliver at the Closing a certificate stating that all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Transferring Fund.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1

REPRESENTATIONS OF THE TRANSFERRING FUND.  NLFT and the Transferring Fund represent and warrant to Catalyst and the Acquiring Fund as follows:

(a)

The Transferring Fund is a separate series of a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)

The Transferring Fund is a separate series of a Delaware statutory trust that is registered as an open-end management investment company, and such Delaware statutory trust's registration with the U.S. Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act") is in full force and effect.

(c)

The current prospectus and Statement of Additional Information of the Transferring Fund conforms in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and does not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)

The Transferring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of any material provision of NLFT's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Transferring Fund is a party or by which it is bound.

(e)

The Transferring Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

(f)

Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Transferring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Transferring Fund to carry out the transactions contemplated by this Agreement.  The Transferring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Transferring Fund's business or its ability to consummate the transactions contemplated herein.

(g)

The financial statements of the Transferring Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Transferring Fund as of September 30, 2008, in all material respects as of that date, and there are no known contingent liabilities of the Transferring Fund as of that date not disclosed in such statements.

(h)

Since September 30, 2008, there have been no material adverse changes in the Transferring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Transferring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this subparagraph (h), a decline in the net asset value of the Transferring Fund shall not constitute a material adverse change.

(i)

At the Closing Date, all federal and other tax returns and reports of the Transferring Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof.  To the best of the Transferring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)

All issued and outstanding shares of the Transferring Fund are, and at the Closing Date, will be duly and validly issued and outstanding, fully paid and non-assessable by the Transferring Fund.  All of the issued and outstanding shares of the Transferring Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transferring Fund's transfer agent as provided in paragraph 3.4.  The Transferring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Transferring Fund shares, and has no outstanding securities convertible into any of the Transferring Fund shares.

(k)

At the Closing Date, the Transferring Fund will have good and marketable title to the Transferring Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, upon delivery and payment for such assets.  Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

(l)

The execution, delivery, and performance of this Agreement have been duly authorized by all necessary actions on the part of the Transferring Fund.  Subject to approval by the Transferring Fund shareholders, this Agreement constitutes a valid and binding obligation of the Transferring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

(m)

The information to be furnished by the Transferring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(n)

From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Transferring Fund shareholders and on the Closing Date, any written information furnished by the Transferring Fund with respect to the Transferring Fund for use in the Prospectus/Proxy Statement (as defined in paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(o)

The Transferring Fund has elected to qualify and has qualified as a "regulated investment company" (a "RIC") under the Code as of and since its first taxable period; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

(p)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Delaware law for the execution of this Agreement by NLFT, for itself and on behalf of the Transferring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Transferring Fund as described in paragraph 5.2.

4.2

REPRESENTATIONS OF THE ACQUIRING FUND.  Catalyst and the Acquiring Fund represent and warrant to NLFT and the Transferring Fund as follows:

(a)

The Acquiring Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the State of Ohio.

(b)

The Acquiring Fund is a separate series of an Ohio business trust that is registered as an open-end management investment company, and such Ohio business trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.  The registration statement creating the Acquiring Fund Class I shares will be effective on or before the Closing Date.

(c)

The current prospectus and Statement of Additional Information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

(d)

The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result in a violation of any material provision of Catalyst's Agreement and Declaration of Trust and By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)

Except as otherwise disclosed in writing to the Transferring Fund and accepted by the Transferring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(f)

The financial statements of the Acquiring Fund (other than the Class I shares of the Fund, which are not yet in operation and, therefore, do not have financial statements) are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Transferring Funds) fairly reflect the financial condition of the Acquiring Fund as of June 30, 2008, in all material respects as of that date, and there are no known contingent liabilities of the Acquiring Fund as of that date not disclosed in such statements.

(g)

Since June 30, 2008, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Transferring Fund.  For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)

At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(i)

All issued and outstanding Acquiring Fund shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund shares, and there are no outstanding securities convertible into any Acquiring Fund shares.

(j)

The execution, delivery, and performance of this Agreement have been duly authorized by all necessary actions on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

(k)

The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(l)

From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Transferring Fund shareholders and on the Closing Date, any written information furnished by Catalyst with respect to the Acquiring Fund for use in the Prospectus/Proxy Statement (as defined paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(m)

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(n)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Ohio law for the execution of this Agreement by Catalyst, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by Catalyst (except as provided in paragraph 4.3), for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(o)

The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable period; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

4.3

REPRESENTATIONS OF CATALYST.  Catalyst represents and warrants to NLFT and the Transferring Fund as follows:

(a)

Catalyst has filed, or will file, a post-effective amendment to its registration statement on Form N-1A for the purpose of (i) adding Class I shares to the Acquiring Fund (the "Amendment").

(b)

The Amendment will be effective on or before the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE TRANSFERRING FUND

5.1

OPERATION IN ORDINARY COURSE.  Subject to paragraphs 4.3 and 8.5, the Acquiring Fund and Transferring Fund will operate the business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.  Class I shares to the Acquiring Fund will commence operations after the Closing Date.

5.2

APPROVAL OF SHAREHOLDERS.  NLFT will call a special meeting of Transferring Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3

INVESTMENT REPRESENTATION.  The Transferring Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4

ADDITIONAL INFORMATION.  The Transferring Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Transferring Fund's shares.

5.5

FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Transferring Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6

STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty days after the applicable Closing Date, the Transferring Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Transferring Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Cohen Fund Audit Services, Ltd. and certified by NLFT's Treasurer.

5.7

PREPARATION OF FORM N-14 REGISTRATION STATEMENT.  Catalyst will prepare and file with the Commission a registration statement on Form N-14 (the "Registration Statement"), under the 1933 Act, relating to the Acquiring Fund shares, which, without limitation, shall include a proxy statement of the Transferring Fund and the prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement (the "Prospectus/Proxy Statement").  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act.  The Transferring Fund will provide the Acquiring Fund with the materials and information necessary to prepare the Prospectus/Proxy Statement for inclusion in the Registration Statement in connection with the meeting of the Transferring Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8

INDEMNIFICATION.

(a)

Catalyst will assume all liabilities and obligations of NLFT with respect to the Transferring Fund relating to any obligation of NLFT to indemnify its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and NLFT's Agreement and Declaration of Trust and By-Laws, as in effect as of the date of this Agreement.  Without limiting the foregoing, Catalyst agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the NLFT's Agreement and Declaration of Trust and By-Laws as in effect as of the date of this Agreement with respect to the Transferring Fund shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights that may be asserted against Catalyst, its successors or assigns.

 (b)

The Acquiring Fund agrees to indemnify and hold harmless the Transferring Fund and the Transferring Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Transferring Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

(c)

The Transferring Fund agrees to indemnify and hold harmless the Acquiring Fund and the Acquiring Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim damage liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Transferring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUND

The obligations of the Transferring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1

All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date.  The Acquiring Fund shall have delivered to the Transferring Fund a certificate executed in the Acquiring Fund's name by Catalyst's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Transferring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Transferring Fund shall reasonably request.

6.2

The post-effective amendment on Form N-1A filed by Catalyst with the SEC for the purpose of adding Class I shares to the Catalyst Value Fund, has been declared effective by the Commission.

6.3

Subject to paragraph 6.3, as of the Closing Date with respect to the Reorganization of the Transferring Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Prospectus/Proxy Statement.

6.4

NLFT shall have received a letter of indemnification from Roanoke Asset Management Corporation stating that it agrees to indemnify NLFT, its employees, agents, trustees and officers (the, an “Indemnified Party”) against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other direct (but not indirect, special or consequential) expenses arising out of any shareholder litigation, SEC staff inquiries, investigations or SEC disciplinary action taken with respect to the Transferring Fund, except to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, fees and expenses are a result of breach of the Agreement by an Indemnified Party.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Transferring Fund of all the obligations to be performed by the Transferring Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1

All representations, covenants, and warranties of the Transferring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date.  The Transferring Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Transferring Fund's name by NLFT's President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2

The Transferring Fund shall have delivered to the Acquiring Fund a statement of the Transferring Fund's assets and liabilities, together with a list of the Transferring Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of NLFT.

7.3

As of the Closing Date the Transferring Fund shall have: (i) maintained its current expense cap of 1.55% and 1.00% for the Class R and Class I shares, respectively and there shall have been no material change in the fee amounts, undertakings and sales load amounts of the Transferring Fund described in the Prospectus/Proxy Statement; (ii) paid all fees and expenses owed by the Transferring Fund to service providers of the Transferring Fund, including but not limited to, the administrator, transfer agent, fund accountant, distributor, auditor and legal counsel; and (iii) collected all receivables due from such investment adviser or other provider to the extent fees and expenses are subject to a fee waiver or expense reimbursement agreement from the Transferring Fund's investment adviser or other service provider.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

ACQUIRING FUND AND TRANSFERRING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Transferring Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1

This Agreement and the transactions contemplated herein, with respect to the Transferring Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Transferring Fund in accordance with Delaware law and the provisions of NLFT's Agreement and Declaration of Trust and By-Laws.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Transferring Fund may waive the conditions set forth in this paragraph 8.1.

8.2

On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3

All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Transferring Fund, provided that either party hereto may waive any such conditions for itself.

8.4

The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.  In addition, the registration statement on Form N-1A for Catalyst, including the post effective amendment to add Class I shares to the Acquiring Fund shall have been declared or become effective.

8.5

The Transferring Fund shall have declared and paid a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Transferring Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to such Closing Date (after reduction for any capital loss carry forward).

8.6

The parties shall have received a favorable opinion of the Law Office of C. Richard Ropka, LLC addressed to the Acquiring Fund and Transferring Fund substantially to the effect that for federal income tax purposes with respect to the Transferring Fund:

(a)

The transfer of all of the Transferring Fund's assets in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund (followed by the distribution of Acquiring Fund shares to the Transferring Fund shareholders and the termination of the Transferring Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Transferring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

(b)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Transferring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund.

(c)

No gain or loss will be recognized by the Transferring Fund upon the transfer of the Transferring Fund's assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund or upon the distribution (whether actual or constructive) of Acquiring Fund shares to Transferring Fund shareholders in exchange for such shareholders' shares of the Transferring Fund.

(d)

No gain or loss will be recognized by the Transferring Fund shareholders upon the exchange of their Transferring Fund shares for Acquiring Fund shares in the Reorganization.

(e)

The aggregate tax basis for Acquiring Fund shares received by the Transferring Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Transferring Fund shares exchanged therefor by such shareholder.  The holding period of Acquiring Fund shares to be received by the Transferring Fund shareholders will include the period during which the Transferring Fund shares exchanged therefore were held by such shareholder, provided the Transferring Fund shares are held as capital assets at the time of the Reorganization.

(f)

The tax basis of the Transferring Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Transferring Fund immediately prior to the Reorganization.  The holding period of the assets of the Transferring Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Transferring Fund.

(g)

The Acquiring Fund will succeed to and take into account the items of the Transferring Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and applicable regulations thereunder.

Such opinion shall be based on customary assumptions and such representations as the Law Office of C. Richard Ropka, LLC may reasonably request, and the Transferring Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Transferring Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

9.1

Except as otherwise provided for herein, Catalyst Capital Advisors LLC, or an affiliate thereof, shall bear specific expenses of the transactions contemplated by this Agreement as follows, to the extent such costs are solely and directly related to the Reorganization (as determined in accordance with guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187): (a) expenses (including legal fees and auditor consent fees) associated with the drafting, preparation and filing of the Registration Statement/Proxy Statement on Form N-14 under the 1933 Act covering Acquiring Fund shares to be issued pursuant to the provisions of this Agreement and (b) postage, printing and other costs related to the solicitation of shareholder proxies, such proxy solicitation expenses not to exceed $15,000.  Catalyst Capital Advisors LLC, or an affiliate thereof, shall remain liable for these expenses in the event this Agreement is terminated pursuant to paragraph 11.1. All remaining expenses, including any proxy solicitation expenses in excess of $15,000, will be borne by Roanoke Asset Management Corp.

9.2

Roanoke Asset Management Corp shall pay the expenses of the Transferring Fund above the current expense caps for all Transferring Fund expenses incurred through the Closing Date and, for expenses not invoiced as of the Closing Date, within 30 days after invoice or receipt.  Roanoke Asset Management Corp shall remain liable for the expenses in Articles 9.1 and 9.2 in the event this Agreement terminates pursuant to Article 11.1.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL

10.1

Catalyst, on behalf of the Acquiring Fund, and NLFT, on behalf of the Transferring Fund, agrees that neither party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2

The representation, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing Date, and the obligations of the Acquiring Fund, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1

This Agreement may be terminated by the mutual agreement of Catalyst and NLFT.  In addition, either Catalyst or NLFT may at its option terminate this Agreement at or prior to the Closing Date due to:

(a)

a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days of written notice of such breach;

(b)

a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)

a determination by the party’s Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the party, and to give notice to the other party hereto.

11.2

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Transferring Fund, Catalyst, NLFT, the respective Trustees or officers, to the other party or its Trustees or officers, but paragraph 9.1 shall continue to apply.

ARTICLE XII

AMENDMENTS

12.1

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Transferring Fund and Acquiring Fund; provided, however, that following the meeting of the Transferring Fund shareholders called by the Transferring Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions to the detriment of such shareholders.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3

This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio, without giving effect to the conflicts of laws provisions thereof.

13.4

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Catalyst personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Agreement and Declaration of Trust of Catalyst.  The execution and delivery of this Agreement have been authorized by the Trustees of Catalyst on behalf of the Acquiring Fund and signed by authorized officers of Catalyst, acting as such.  Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in Catalyst's Agreement and Declaration of Trust.

13.6

It is expressly agreed that the obligations of the Transferring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of NLFT personally, but shall bind only the trust property of the Transferring Fund, as provided in the Agreement and Declaration of Trust of NLFT.  The execution and delivery of this Agreement have been authorized by the Trustees of NLFT on behalf of the Transferring Fund and signed by authorized officers of NLFT, acting as such.  Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Transferring Fund as provided in NLFT's Agreement and Declaration of Trust.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

CATALYST FUNDS

NORTHERN LIGHTS FUND TRUST

on behalf of the Acquiring Fund

on behalf of the Transferring Fund

By:  /s/ Christopher Anci

By:  /s/ Andrew Rogers

Name:  Christopher Anci

Name:  Andrew Rogers

Title:  President

Title:  President

CATALYST CAPITAL ADVISORS LLC

ROANOKE ASSET MANAGEMENT CORP

with respect to Paragraph 9.1 only

with respect to Paragraphs 6.4, 9.1 and 9.2 only

By:  /s/ Jerry Szilagyi

By: /s/ Christopher Vroom

Name:  Jerry Szilagyi

Name:  Christopher Vroom

Title:  Managing Member

Title:  Partner

Schedule A

Shareholders of the Transferring Fund will receive shares of the corresponding Acquiring Fund

NLFT Fund (Transferring Fund)	Catalyst Fund (Acquiring Fund)
Roanoke Small-Cap Growth Fund Class R shares	Catalyst Value Fund Class A shares
Roanoke Small-Cap Growth Fund Class I shares	Catalyst Value Fund Class I shares *

*  The Acquiring Fund Class I shares are a newly created class of shares of Catalyst Funds.

EXHIBIT B

ROANOKE SMALL-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund’s financial performance.  The Fund is a continuation of the Predecessor Fund and, therefore, the financial information includes results of the Predecessor Fund.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in Class R or Class I shares of the Fund, assuming reinvestment of all dividends and distributions. The information is derived from the Fund’s financial statements audited by Cohen Fund Audit Services, Ltd., the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the Fund’s March 31, 2008 annual report, which is available upon request.  The information for the fiscal periods ended March 31, 2007 and earlier was audited by another firm.

Roanoke Small-Cap Growth Fund - Class R Shares

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented (a).

Class R
	Six Months Ended Sept. 30, 2008	Year Ended Mar. 31, 2008	Year Ended Mar. 31, 2007	Year Ended Mar. 31, 2006	Period Ended Mar. 31, 2005*	Year Ended May 31, 2004	Year Ended May 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$40.51	$44.91	$45.57	$35.58	$34.45	$26.46	$30.85
Income from operations:
Net investment loss	(0.20)	(0.66)	(0.62)	(0.59)	(0.53)	(0.51)	(0.37)
Net gain (loss) from securities (both realized and unrealized)	(6.81)	(3.74)	(0.04)	10.58	1.66	8.50	(4.02)
Total from operations	(7.01)	(4.40)	(0.66)	9.99	1.13	7.99	(4.39)
Net Asset Value, End of Period	$33.50	$40.51	$44.91	$45.57	$35.58	$34.45	$26.46

Total Return (b)	(17.31)%	(9.80)%	(1.45)%	28.08%	3.28%	30.20%	(14.23)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$10,443	$14,047	$25,833	$32,129	$32,770	$47,449	$39,980

Ratio of expenses to average net assets, before reimbursement (c)	2.32%	1.92%	1.56%	1.55%	1.55%	1.55%	1.55%
net of reimbursement (c)	1.55%	1.55%	1.56%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment loss to average net assets (c)	(1.33)%	(1.39%)	(1.48%)	(1.49%)	(1.49%)	(1.50%)	(1.47%)
Portfolio turnover rate	24%	25%	17%	15%	10%	24%	14%

________
*For the period from June 1, 2004 to March 31, 2005.

(a)  Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c)  Annualized for periods of less than one year.

Roanoke Small-Cap Growth Fund - Class I Shares

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented (a).

Class I
	Six Months Ended Sept. 30, 2008	Year Ended Mar. 31, 2008	Year Ended Mar. 31, 2007	Year Ended Mar. 31, 2006	Period Ended Mar. 31, 2005*	Year Ended May 31, 2004	Year Ended May 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$25.76	$28.59	$28.84	$22.40	$21.62	$16.51	$19.14
Income from operations:
Net investment loss	(0.08)	(0.25)	(0.25)	(0.24)	(0.24)	(0.20)	(0.13)
Net gain (loss) from securities (both realized and unrealized)	(4.33)	(2.58)	__-__	6.68	1.02	5.31	(2.50)
Total from operations	(4.41)	(2.83)	(0.25)	6.44	0.78	5.11	(2.63)
Net Asset Value, End of Period	$21.35	$25.76	$28.59	$28.84	$22.40	$21.62	$16.51

Total Return (b)	(17.12)%	(9.90)%	(0.87)%	28.75%	3.61%	30.95%	(13.74)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$3,844	$4,848	$9,750	$18,905	$16,743	$20,960	$15,416

Ratio of expenses to average net assets, before reimbursement (c)	2.07%	1.52%	1.01%	1.00%	1.00%	1.00%	1.00%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets (c)	(0.78)%	(0.85%)	(0.93%)	(0.94%)	(0.93%)	(0.95%)	(0.92%)
Portfolio turnover rate	24%	25%	17%	15%	10%	24%	14%

________
*For the period from June 1, 2004 to March 31, 2005.

(a)  Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Total returns are historical in nature and assume changes in share price, reinvestment of dividends and  capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c)  Annualized for periods of less than one year.

CATALYST VALUE FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Catalyst Value Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.   The information for the fiscal period and year ended June 30, 2007 and 2008 have been audited by Briggs, Bunting & Dougherty, LLP, an independent registered public accounting firm, whose report, along with the Catalyst Value Fund's financial statements, is included in the annual report, which is available upon request.

Catalyst Value Fund	Class A
	For the Year Ended June 30, 2008	For the Period Ended June 30, 2007(1)
Net Asset Value, Beginning of Period	$12.73	$10.00
Investment Operations:
Net investment income (loss)(a)	(0.15)	0.86
Net realized and unrealized gain (loss) on investments	(3.96)	1.87
Total from investment operations	(4.11)	2.73
Distribution from:
Net investment income Total from distributions	(0.52) (0.52)	- -
Net Asset Value, End of Period	$8.10	$12.73
Total Return(b)	(33.03)%	27.30%(d)
Ratios/Supplemental Data
Net assets, end of period (in $000's)	$1,044	$1,455
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.18%	11.53%(c)
After fees waived and expenses absorbed	1.95%	1.93%(c)
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(5.67)%	(1.69)%(c)
After fees waived and expenses absorbed	(1.44)%	7.91%(c)
Portfolio turnover rate	80.46%	28.12%

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c)  Annualized.

(d)  Aggregate total return, not annualized.

(1) The Catalyst Value Fund commenced operations on July 31, 2006.

Catalyst Value Fund	Class C
	For the Year Ended June 30, 2008	For the Period Ended June 30, 2007(1)
Net Asset Value Beginning of Period	$12.64	$10.00
Investment Operations:
Net investment income (loss)(a)	(0.19)	0.93
Net realized and unrealized gain (loss) on investments	(3.96)	1.71
Total from investment operations	(4.15)	2.64
Distribution from:
Net investment income Total from distributions	(0.44) (0.44)	- -
Net Asset Value, End of Period	$8.05	$12.64
Total Return(b)	(33.52)%	26.40%(d)
Ratios/Supplemental Data
Net assets, end of period (in $000's)	$10	$47
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.93%	15.99%(c)
After fees waived and expenses absorbed	2.70%	2.68%(c)
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.05)%	(4.98)%(c)
After fees waived and expenses absorbed	(1.82)%	8.34%(c)
Portfolio turnover rate	80.46%	28.12%

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c)  Annualized.

(d)  Aggregate total return, not annualized.

(1) The Catalyst Value Fund commenced operations on July 31, 2006.

Catalyst Value Fund Class I shares have not commenced operations as of the effective date of this Proxy Statement/Prospectus and are, therefore, not presented.

STATEMENT OF ADDITIONAL INFORMATION

February 25, 2009

CATALYST FUNDS

630 Fitzwatertown Rd.

Building A, 2nd Floor

Willow Grove, PA 19090

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated, February 25, 2009, for the Special Meeting of Shareholders of Northern Lights Fund Trust with respect to its series, the Roanoke Small-Cap Growth Fund, to be held on March 27, 2009.  At the Special Meeting, shareholders of the Roanoke Small-Cap Growth Fund will be asked to consider and approve proposed Agreement and Plan of Reorganization (the "Reorganization Agreement"), by and between Northern Lights Fund Trust, on behalf of the Roanoke Small-Cap Growth Fund, and Catalyst Funds on behalf of the Catalyst Value Fund, a series of Catalyst Funds.  Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling 1-877-824-3406. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Catalyst Value Fund is contained in and incorporated by reference to the Statement of Additional Information for the Catalyst Funds, dated November 3, 2008.  The audited financial statements and related independent registered public accountant's report for Catalyst Funds contained in the Annual Report to Shareholders for the fiscal year ending June 30, 2008, are incorporated herein by reference. Copies are available upon request and without charge by calling 1-866-447-4228.  These documents are also available on the SEC's website at www.sec.gov.

Further information about the Roanoke Small-Cap Growth Fund is contained in and incorporated by reference to the Statement of Additional Information for the Roanoke Small-Cap Growth Fund as a series of Northern Lights Fund Trust, dated August 1, 2008.  The audited financial statements and related independent registered public accountant's report for Northern Lights Fund Trust contained in the Annual Report to Shareholders for the fiscal year ending March 31, 2008 and the unaudited financial statements contained in the Semi-Annual Report to Shareholders for the period ending September 30, 2008, are incorporated herein by reference. Copies are available upon request and without charge by calling 1-877-824-3406.  These documents are also available on the SEC's website at www.sec.gov.

Table of Contents

Introduction Pro forma Financial Statements of the combined Roanoke Small-Cap Growth Fund and Catalyst Value Fund for the period ended June 30, 2008.	1 2

INTRODUCTION

The proposed Reorganization transaction, if approved by shareholders, will result in: (i) the transfer of all of the assets and liabilities of the Roanoke Small-Cap Growth Fund in exchange for shares of the Catalyst Value Fund, a series of Catalyst Funds; (ii) the distribution of shares of the Catalyst Value Fund so received to shareholders of the Roanoke Small-Cap Growth Fund; and (iii) the liquidation and termination of the Roanoke Small-Cap Growth Fund.

The Portfolio of Investments, Statement of Assets and Liabilities and the Statement of Operations for the Roanoke Small-Cap Growth Fund and the Catalyst Value Fund, and the combined Funds, set forth in the following Pro Forma Financial Statements, are for the period ended June 30, 2008.

PRO-FORMA SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008
	Catalyst Value Fund	Roanoke Small-Cap Growth Fund	Combined	Catalyst Value Fund	Roanoke Small-Cap Growth Fund	Pro-forma	Pro-forma Combined
COMMON STOCK - (99.01%)	Shares	Shares	Shares	Value	Value	Adjustments	Value

Agriculture - (0.09%)
Lorillard, Inc. *	257	-	257	$ 17,774	$ -	$ -	$ 17,774

Airlines - (0.02%)
Pinnacle Airlines Corp. *	1,353	-	1,353	4,275	-	-	4,275

Apparel - (0.53%)
RG Barry Corp. *	5,460	-	5,460	46,738	-	-	46,738
True Religion Apparel, Inc. *	2,000	-	2,000	53,300	-	-	53,300
				100,038	-	-	100,038
Biotechnology - (0.06%)
Replidyne, Inc. *	8,540	-	8,540	11,529	-	-	11,529

Building Materials - (0.54%)
LSI Industries, Inc.	-	12,500	12,500	-	101,500	-	101,500

Chemicals - (0.11%)
China Agritech, Inc. *	9,750	-	9,750	21,645	-	-	21,645

Commercial Services - (9.89%)
Geo Group, Inc. *	-	27,900	27,900	-	627,750	-	627,750
Heartland Payment Systems, Inc.	-	24,300	24,300	-	573,480	-	573,480
ICF International, Inc. *	2,000	-	2,000	33,240	-	-	33,240
Parexel International Corp. *	-	23,900	23,900	-	628,809	-	628,809
				33,240	1,830,039	-	1,863,279

Computers - (1.12%)
China Expert Technology, Inc. *	4,263	-	4,263	426	-	-	426
Patriot Scientific Corp.*	191,257	-	191,257	39,208	-	-	39,208
Rainmaker Systems, Inc. *	-	58,700	58,700	-	171,991	-	171,991
				39,634	171,991	-	211,625

Electronics - (4.53%)
Daktronics, Inc.	-	27,000	27,000	-	544,590	-	544,590
Orbotech, Ltd. *	-	23,100	23,100	-	307,692	-	307,692
				-	852,282	-	852,282

Energy - (0.91%)
Environmental Power Corp.	-	41,150	41,150	-	171,595	-	171,595

Engineering & Construction - (2.23%)
Perini Corp. *	-	11,633	11,633	-	384,471	-	384,471
Schuff International, Inc. *	1,300	-	1,300	35,100	-	-	35,100
				35,100	384,471	-	419,571

Food - (0.27%)
Arden Group, Inc. Class A	400	-	400	50,696	-	-	50,696

Healthcare - Devices - (10.37%)
Gen-Probe, Inc. *	-	8,800	8,800	-	417,824	-	417,824
Nuvasive, Inc. *	-	13,000	13,000	-	580,580	-	580,580
Orthofix International NV *	-	14,400	14,400	-	416,880	-	416,880
PSS World Medical, Inc. *	-	33,000	33,000	-	537,900	-	537,900
				-	1,953,184	-	1,953,184

Healthcare - Services - (2.38%)
Advocat, Inc. *	3,045	-	3,045	32,825	-	-	32,825
Healthways, Inc. *	-	14,000	14,000	-	414,400	-	414,400
				32,825	414,400	-	447,225

Insurance - (2.05%)
Brown & Brown, Inc.	-	20,000	20,000	-	347,800	-	347,800
Universal Insurance Holdings, Inc.	10,600	-	10,600	37,524	-	-	37,524
				37,524	347,800	-	385,324

Internet Service & Software - (5.27%)
Constant Contact, Inc. *	-	9,200	9,200	-	173,420	-	173,420
i2 Technologies, Inc. *	1,107	-	1,107	13,760	-	-	13,760
Insweb Corp. *	6,400	-	6,400	59,904	-	-	59,904
Trizetto Group, Inc. *	-	34,900	34,900	-	746,162	-	746,162
				73,664	919,582	-	993,246

Machinery - Diversified - (0.21%)
Intevac, Inc. *	3,580	-	3,580	40,383	-	-	40,383

Medical Information Systems - (2.77%)
Phase Forward, Inc. *	-	29,000	29,000	-	521,130	-	521,130

Media - (0.31%)
NET Servicos de Comunicacao SA ADR	4,600	-	4,600	57,914	-	-	57,914

Miscellaneous Manufacturing - (4.81%)
Acuity Brands, Inc.	1,800	-	1,800	86,544	-	-	86,544
Hexcel Corp. *	-	42,400	42,400	-	818,320	-	818,320
				86,544	818,320	-	904,864

Oil & Gas - (15.94%)
Newfield Exploration Co. *	-	11,250	11,250	-	734,063	-	734,063
Tesco Corp. *	-	30,500	30,500	-	974,475	-	974,475
XTO Energy, Inc.	-	18,873	18,873	-	1,292,989	-	1,292,989
				-	3,001,527	-	3,001,527

Pharmaceuticals - (6.46%)
BioScrip, Inc. *	-	112,500	112,500	-	291,375	-	291,375
Healthextras, Inc. *	-	28,500	28,500	-	858,990	-	858,990
Viro Pharma, Inc. *	5,900	-	5,900	65,254	-	-	65,254
				65,254	1,150,365	-	1,215,619

Retail - (4.50%)
Footstar, Inc. *	17,750	-	17,750	72,420	-	-	72,420
J Crew Group, Inc. *	-	12,500	12,500	-	412,625	-	412,625
Zumiez, Inc. *	-	21,800	21,800	-	361,444	-	361,444
				72,420	774,069	-	846,489

Semiconductors - (8.56%)
ATMI, Inc. *	-	23,800	23,800	-	664,496	-	664,496
AXT, Inc. *	-	37,000	37,000	-	155,030	-	155,030
Lam Research Corp. *	1,030	-	1,030	37,235	-	-	37,235
Mattson Technology, Inc. *	-	56,500	56,500	-	268,940	-	268,940
O2Micro International Ltd. - ADR *	-	73,200	73,200	-	486,780	-	486,780
				37,235	1,575,246	-	1,612,481

Software - (13.34%)
Activision, Inc. *	-	23,400	23,400	-	797,238	-	797,238
Avid Technology, Inc. *	-	8,500	8,500	-	144,415	-	144,415
Bottomline Technologies, Inc. *	-	43,500	43,500	-	423,255	-	423,255
Captaris, Inc. *	-	29,300	29,300	-	118,665	-	118,665
Ebix, Inc. *	1,200	-	1,200	93,264	-	-	93,264
MicroStrategy, Inc. Class A *	740	-	740	47,915	-	-	47,915
THQ, Inc. *	-	22,000	22,000	-	445,720	-	445,720
Verint Systems, Inc. *	-	17,500	17,500	-	410,900	-	410,900
Wayside Technology Group, Inc.	3,900	-	3,900	30,498	-	-	30,498
				171,677	2,340,193	-	2,511,870
Telecommunications - (1.74%)
Globecomm Systems, Inc. *	-	34,000	34,000	-	280,840	-	280,840
Soapstone Networks, Inc. *	7,770	-	7,770	29,759	-	-	29,759
T-Bay Holdings, Inc. *	8,750	-	8,750	16,625	-	-	16,625
				46,384	280,840	-	327,224

TOTAL COMMON STOCK (Cost $15,694,724)				1,035,755	17,608,534	-	18,644,289

SHORT-TERM INVESTMENTS - (1.16%)
Bank of New York Hamilton Fund - Premier Class, 2.16% **	-	182,889	182,889	-	182,889	-	182,889
Fidelity Institutional Money Market Fund Class I, 2.65% **	34,811	-	34,811	34,811	-	-	34,811
TOTAL SHORT-TERM INVESTMENTS (Cost $217,700)				34,811	182,889	-	217,700

TOTAL INVESTMENTS (Cost $15,912,424) - 100.17%				$1,070,566	$17,791,423	$ -	$18,861,989

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.17%)				(16,421)	(15,032)	-	(31,453)

NET ASSETS - 100.00%				$1,054,145	$17,776,391	$ -	$18,830,536

* Non-income producing security.
** Rate shown represents the rate at June 30, 2008, is subject to change and resets daily.
ADR American Depositary Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRO-FORMA FINANCIAL STATEMENTS

NOTES TO PRO-FORMA COMBINING FINANCIAL STATEMENTS (Unaudited)

1.

ORGANIZATION

At special meetings, held on December 15, 2008 and January 12, 2009, the Board of Trustees of the Northern Lights Fund Trust approved an Agreement and Plan of Reorganization (the “Plan”).  At a special meeting held on December 19, 2008, the Board of Trustees of Catalyst Funds approved the Plan.  Pursuant to the Plan and subject to approval by the shareholders of the Roanoke Small-Cap Growth Fund (the "Target Fund"), a series of the Northern Lights Fund Trust, the Target Fund will transfer all of its assets, subject to its liabilities, to the Catalyst Value Fund (the “Acquiring Fund”), a series of the Catalyst Funds, in exchange for a number of shares of the Acquiring Fund equal in value to the net assets of the corresponding Target Fund (the “Exchanges”).  Shares of the Acquiring Fund will then be distributed to each Target Fund’s shareholders on a pro rata basis in liquidation of each of the Target Funds.

The Roanoke Small-Cap Growth Fund Exchanges will be accounted for as a tax-free reorganization of investment companies.  The accompanying unaudited pro-forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Target Fund in exchange for shares of the Acquiring Fund.  The unaudited pro-forma combining schedules of investments and combining statements of assets and liabilities reflect the financial position of the Target Funds and the Acquired Fund as of June 30, 2008.  The unaudited pro-forma combining statements of operations reflect the results of operations of the Target Funds and Acquiring Fund for the twelve months ended June 30, 2008.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund.

The unaudited pro-forma combining schedules of investments, combining statements of assets and liabilities and combining statements of operations should be read in conjunction with the historical financial statements of the Target Fund, included in the annual report dated March 31, 2008, and incorporated by reference in the Statement of Additional Information of the Northern Lights Fund Trust.  The unaudited pro-forma combining schedules of investments, combining statements of assets and liabilities and combining statements of operations should also be read in conjunction with the historical financial statements of the Acquiring Fund, included in its annual report dated June 30, 2008, and incorporated by reference in the Statement of Additional Information of the Catalyst Funds. The pro-forma combining financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchanges occurred on June 30, 2008.  Following the Exchanges, the Acquiring Fund will be the accounting survivor.

NOTES TO PRO-FORMA COMBINING FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  PORTFOLIO VALUATION

a.

Security Valuation – The Roanoke Small-Cap Growth Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of the valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Northern Lights Fund Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history, if any, of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The net asset value per share of the Catalyst Value Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interested, both of which approximate current value.   When approved by the Catalyst Funds’ Trustees (the “Trustees”), certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Catalyst Funds’ good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b.

Investment Income and Securities Transactions – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

NOTES TO PRO-FORMA COMBINING FINANCIAL STATEMENTS (Unaudited) (Continued)

3.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Roanoke Asset Management Corp.  (the “Adviser”), an investment advisor registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), provides the Roanoke Small-Cap Growth Fund (the “Roanoke Fund”) with investment advisory services for which they receive a monthly fee, calculated at an annual rate of 1.00% of the average daily net assets of the Roanoke Fund.  Catalyst Capital Advisors LLC (the "Manager" or "CCA") acts as investment manager for the Catalyst Value Fund (the “Value Fund”) pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Value Fund in accordance with the Value Fund’s investment policies and restrictions.  The Manager provides the Value Fund with investment advice and supervision and furnishes an investment program for the Value Fund.  For its investment management services, the Value Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the Value Fund, such fees to be computed daily based upon daily average net assets of the Value Fund

 The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2010, to ensure that the Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred load, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Roanoke Fund invests, or extraordinary costs such as litigation) will not exceed 1.00% for Class I shares and 1.55% for Class R shares.  The Manager and the Value Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.95% for Class A and 2.70% for Class C of the Value Fund's average daily net assets through June 30, 2010.  Subsequent to the merger, the Manager and the Value Fund will revise their Expense Limitation Agreement so that total annual operating expenses are limited to 1.55% for Class A, 2.30% for Class C and 1.30% for Class I; and are reflected in the combined Pro-Forma Statement of Operations.

4.   SHARES OF BENEFICIAL INTEREST

The pro-forma net asset value per share of each class of the Acquiring Fund assumes the issuance of 588,574 Class A shares and 1,605,998 Class I shares of beneficial interest of Acquiring Fund in connection with the Exchanges.  The pro-forma number of shares that would be issuable was calculated by dividing the net assets of the Target Fund at June 30, 2008, by the net asset value per share of Class A shares of the Catalyst Value Fund as of June 30, 2008 at $8.10.  Each of the Target Fund’s Class R and Class I shareholders will receive Acquiring Fund Class A and Class I shares, respectively.

5.   PRO-FORMA OPERATING EXPENSES

The accompanying pro-forma financial statements reflect changes in expenses of the Target Funds as if the Exchanges had taken place as of the beginning of the twelve-month period ended June 30, 2008.  Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the Exchanges, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future expenses.

6.   ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTES TO PRO-FORMA COMBINING FINANCIAL STATEMENTS (Unaudited) (Continued)

7.   FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the “Code”). After the acquisition, the Acquiring Fund intends to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Acquiring Fund.  As of June 30, 2008, the Roanoke Small-Cap Growth Fund and the Catalyst Value Fund had unutilized federal tax capital loss carryforwards, which will expire in the following years:

	2010	2011	2012	2013	2015	2016	Total
Roanoke Small-Cap Growth Fund	$624,773	9,361,824	1,873,061	764,051	-	-	$12,623,709
Catalyst Value Fund	-	-	-	-	3,936	93,095	97,031

The final amount of unutilized capital loss carryover for the Roanoke Small-Cap Growth Fund is subject to change and will not be determined until the time of the Reorganization.  After and as a result of the Reorganization, these capital loss carryforwards and the utilization of certain unrealized capital losses may, in part, be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the Catalyst Value Fund.  As a result, some or all of the capital loss carryforwards may expire unutilized.

8.   REORGANIZATION COSTS

Reorganization costs will not be borne by the Roanoke Small-Cap Growth Fund or the Catalyst Value Fund.  Roanoke Asset Management Corp and Catalyst Capital Advisors LLC will bear the expenses of the reorganization.

PART C

ITEM 15. Indemnification

Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6  Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the adviser, among others.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

In so far as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Distribution Agreement between Catalyst Funds and Matrix Capital Group, Inc. (the "Distributor") provides that the Registrant agrees to indemnify the Distributor as follows. The Fund shall indemnify and hold harmless the Distributor against any and all liabilities, losses, damages, claims and expenses (including, without limitation, reasonable attorneys' fees and disbursements and investigation expenses incident thereto) which the Distributor may incur or be required to pay hereafter, in connection with any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which the Distributor may be involved as a party or otherwise or with which the Distributor may be threatened, by reason of the offer or sale of the Fund shares prior to the effective date of this Agreement.  Any director, officer, employee, shareholder or agent of the Distributor who may be or become an officer, director, employee or agent of the Fund, shall be deemed, when rendering services to the Fund or acting on any business of the Fund (other than services or business in connection with the Distributor's duties hereunder), to be rendering such services to or acting solely for the Fund and not as a director, officer, employee, shareholder or agent, or one under the control or direction of the Distributor, even though receiving a salary from the Distributor.  The Fund agrees to indemnify and hold harmless the Distributor, and each person who controls the Distributor within the meaning of Section 15 of the 1933 Act, or Section 20 of the Securities Exchange Act of 1934, as amended ("1934 Act"), against any and all liabilities, losses, damages, claims and expenses, joint or several (including, without limitation, reasonable attorneys' fees and disbursements and investigation expenses incident thereto) to which they, or any of them, may become subject under the 1933 Act, the 1934 Act, the 1940 Act or other Federal or state laws or regulations, at common law or otherwise, insofar as such liabilities, losses, damages, claims and expenses (or actions, suits or proceedings in respect thereof) arise out of or relate to any untrue statement or alleged untrue statement of a material fact contained in a Prospectus, Statement of Additional Information, supplement thereto, sales literature or other written information prepared by the Fund and provided by the Fund to the Distributor for the Distributor's use hereunder, or arise out of or relate to any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading. The Distributor (or any person controlling the Distributor) shall not be entitled to indemnity hereunder for any liabilities, losses, damages, claims or expenses (or actions, suits or proceedings in respect thereof) resulting from (i) an untrue statement or omission or alleged untrue statement or omission made in the Prospectus, Statement of Additional Information, or supplement, sales or other literature, in reliance upon and in conformity with information furnished in writing to the Fund by the Distributor specifically for use therein or (ii) the Distributor's own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations in the performance of this Agreement.

ITEM 16. Exhibits

(1)	(i)	Registrant’s Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, is hereby incorporated by reference.
	(ii)	Amendment No. 1 to Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on July 12, 2007, is hereby incorporated by reference.
	(iii)	Amendment No. 2 to Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on July 12, 2007, is hereby incorporated by reference.
	(iv)	Amendment No. 3 to Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on September 24, 2007, is hereby incorporated by reference.
	(v)	Amendment No. 4 to Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.
	(vi)	Amendment No. 5 to Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008, is hereby incorporated by reference.
	(vii)	Amendment No. 6 to Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on October 28, 2008, is hereby incorporated by reference.
	(viii)	Amendment No. 8 to Agreement and Declaration of Trust, which was filed as an exhibit to Registrant's Registration Statement on December 29, 2008, is hereby incorporated by reference.
	(ix)	Amendment No. 9 to Agreement and Declaration of Trust is filed herein.
(2)		By-laws. Registrant’s By-laws, which were filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, are hereby incorporated by reference.
(3)		Voting Trust Agreements. None
(4)		Agreement and Plan of Reorganization is filed herein as Exhibit A to the Registrant's Proxy Statement/Prospectus
(5)		Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).
(6)	(i)	Management Agreement for the Catalyst Value Fund and OPTI-flex Fund, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.
	(ii)	Expense Limitation Agreement for the Catalyst Value Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.
	(iii)	Management Agreement for the Listed Private Equity Plus Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.
	(iv)	Expense Limitation Agreement for the Listed Private Equity Plus Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.
	(v)	Sub-Advisory Agreement for the Catalyst OPTI-flex Fund, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.
	(vi)	Expense Limitation Agreement for the Catalyst OPTI-flex Fund, which was filed as an exhibit to the Registrant’s Registration Statement on October 28, 2008, is hereby incorporated by reference.
(vii)

Management Agreement for the America First Income Strategies Fund and the America First Prestige Fund, which was filed as an exhibit to the Registrant’s Registration Statement on September 28, 2007, is hereby incorporated by reference.

(viii)

Expense Limitation Agreement for the America First Income Strategies Fund and the America First Prestige Fund , which was filed as an exhibit to the Registrant’s Registration Statement on October 14, 2008, is hereby incorporated by reference .

(ix)

Management Agreement for the SBM Strategic Income Fund and the SBM Value Fund, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.

(x)

Expense Limitation Agreement for the SBM Strategic Income Fund and the SBM Value Fund, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.

(xi)

Amended Exhibit to Management Agreement, for the Catalyst High Income Fund, the Catalyst Total Return Income Fund and the Catalyst Rising Dividend Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008, is hereby incorporated by reference.

(xii)

Sub-Advisory Agreement for the Catalyst High Income Fund, the Catalyst Total Return Income Fund and the Catalyst Rising Dividend Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008, is hereby incorporated by reference.

(xiii)

Expense Limitation Agreement for the Catalyst High Income Fund, the Catalyst Total Return Income Fund and the Catalyst Rising Dividend Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008, is hereby incorporated by reference.

	(xiv)	Management Agreement for the Eventide Gilead Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.
	(xv)	Expense Limitation Agreement for the Eventide Gilead Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.
(xvi)

Management Agreement for the Compass EMP Conservative to Moderate Fund and the Compass EMP Long-Term Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2008, is hereby incorporated by reference.

(xvii)

Expense Limitation Agreement for the Compass EMP Conservative to Moderate Fund and the Compass EMP Long-Term Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2008, is hereby incorporated by reference.

	(xviii)	Amended Expense Limitation Agreement for the Catalyst Value Fund is filed herein.
(7)	(i)	Distribution Agreement with Matrix Capital Group, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.
(ii)

Schedule to the Distribution Agreement with Matrix Capital Group, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.

(iii)

Distribution Agreement between Matrix Capital Group, Inc. and the Listed Private Equity Plus Fund, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.

(iv)

Distribution Agreement between Matrix Capital Group, Inc. and the America First Funds, which was filed as an exhibit to the Registrant’s Registration Statement on September 28, 2007, is hereby incorporated by reference.

(v)

Distribution Agreement between Matrix Capital Group, Inc. and the SBM Strategic Income Fund and the SBM Value Fund, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.

(vi)

Schedule to the Distribution Agreement with Matrix Capital Group, Inc. for the Catalyst High Income Fund, the Catalyst Total Return Income Fund and the Catalyst Rising Dividend Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008, is hereby incorporated by reference.

(vii)

Distribution Agreement between Matrix Capital Group, Inc. and the Eventide Gilead Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.

(viii)

Distribution Agreement between Matrix Capital Group, Inc. and the Compass EMP Conservative to Moderate Fund and the Compass EMP Long-Term Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2008, is hereby incorporated by reference.

(8)		Bonus or Profit Sharing Contracts. None.
(9)	(i)	Custody Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.
	(ii)	Appendix to the Custody Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.
	(iii)	Appendix to the Custody Agreement adding the Eventide Gilead Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.
(iv)

Custody agreement with US Bank, N.A. with respect to the Catalyst OPTI-flex Fund, which was filed as an exhibit to the Registrant’s Registration Statement on September 24, 2007, is hereby incorporated by reference.

(v)

Appendix to the Custody Agreement with The Huntington National Bank adding the Catalyst High Income Fund, the Catalyst Total Return Income Fund and the Catalyst Rising Dividend Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008, is hereby incorporated by reference.

(vi)

Appendix to the Custody Agreement with US Bank, N.A. adding the Compass EMP Conservative to Moderate Fund and the Compass EMP Long-Term Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2008, is hereby incorporated by reference.

(10)	(i)	Class A Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.
	(ii)	Schedule to Class A Master Distribution Plan, filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008 is hereby incorporated by reference.
	(iii)	Class C Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.
	(iv)	Schedule to Class C Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008 is hereby incorporated by reference.
	(v)	Eventide Gilead Fund Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.
	(vi)	Schedules to Class A and Class C Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2008, is hereby incorporated by reference.
	(vii)	Multiple Class Plan, which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008 is hereby incorporated by reference.
	(viii)	Amended Multiple Class Plan, which was filed as an exhibit to the Registrant's Registration Statement on December 29, 2008 is hereby incorporated by reference.
(11)		Opinion and Consent of Thompson Hine LLP is filed herein.
(12)		Form of Opinion and Consent of the Law Office of C. Richard Ropka, LLC regarding tax matters is filed herein.
(13)		Other Material Contracts. None.
(14)	(i)	Consent of Independent Registered Public Accounting Firm, Cohen Fund Audit Services, Ltd., is filed herein.
	(ii)	Consent of Independent Registered Public Accounting Firm, Briggs Bunting & Dougherty, LLP, is filed herein.
(15)		Omitted Financial Statements - Not Applicable.
(16)	(i)

Powers of Attorney of the Trust, and a certificate with respect thereto, and certain Trustees and officers of the Trust, which were filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, are hereby incorporated by reference.

(ii)

Power of Attorney of the Treasurer of the Trust, and Mr. Jerry Szilagyi, Trustee of the Trust, which was filed as an exhibit to Registrant’s Registration Statement on September 4, 2008, is hereby incorporated by reference.

(17)	(i)	Form of Proxy Card is filed herein.

Prospectus and Statement of Additional Information of the Roanoke Small-Cap Growth Fund dated August 1, 2008, filed, on August 13, 2008, as definitive materials under Rule 497 to Post-Effective Amendment No. 54 to the registration statement on Form N-1A of Northern Lights Fund Trust are hereby incorporated by reference.

	(ii)	Audited Annual Financial Reports for the Roanoke Small-Cap Growth Fund for the fiscal year ended March 31, 2008 filed on Form N-CSR are hereby incorporated by reference.
	(iii)	Unaudited Semi-Annual Financial Reports for the Roanoke Small-Cap Growth Fund for the fiscal period ended September 30, 2008 filed on Form N-CSRS are hereby incorporated by reference.
(iv)

Statement of Additional Information of the Catalyst Value Fund dated November 3, 2008, filed, on October 28, 2008, as Post-Effective Amendment No. 6 to the registration statement on Form N-1A of the Registrant is hereby incorporated by reference.

	(v)	Audited Annual Financial Reports for the Catalyst Value Fund for the fiscal year ended June 30, 2008 filed on Form N-CSR are hereby incorporated by reference.

ITEM 17. Undertakings

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant, in the City of New York, State of New York, on the 21st day of January, 2009.

CATALYST FUNDS

By:

/s/ Christopher Anci

Christopher Anci

President/Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Bert Pariser

Dr. Bert Pariser

Trustee

January 21, 2009

/s/ Tobias Caldwell

Tobias Caldwell

Trustee

January 21 , 2009

/s/ Jerry Szilagyi

Jerry Szilagyi

Trustee

January 21, 2009

/s/ David F. Ganley

David F. Ganley

Treasurer/Principal Financial Officer/Principal Accounting Officer

January 21, 2009

/s/ Tiberiu Weisz

Tiberiu Weisz

Trustee

January 21, 2009

/s/ Christopher Anci

Christopher Anci

President/Principal Executive Officer

January 21 , 2009

Exhibit Index

(1)	(ix)	Amendment No. 9 to Agreement and Declaration of Trust.
(6)	(xviii)	Expense Limitation Agreement for Catalyst Value Fund.
(11)		Opinion and Consent of Thompson Hine LLP.
(12)		Form of Opinion and Consent of the Law Office of C. Richard Ropka, LLC regarding tax matters.
(14)	(i)	Consent of Independent Registered Public Accounting Firm, Cohen Fund Audit Services, Ltd.
	(ii)	Consent of Independent Registered Public Accounting Firm, Briggs Bunting & Dougherty, LLP.
(17)	(i)	Form of Proxy Card.